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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Convertible Securities Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 5.5%
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ascent Resources, Class B (a)(b)	10,248,729	$2,295,715
TOTAL ENERGY		2,295,715
INDUSTRIALS 0.6%
Transportation Infrastructure 0.6%
Macquarie Infrastructure Corp.	50,000	4,097,000
TOTAL INDUSTRIALS		4,097,000
INFORMATION TECHNOLOGY 4.6%
Semiconductors & Semiconductor Equipment 4.6%
Lam Research Corp.	117,000	12,404,340
NVIDIA Corp.	210,000	19,362,000
Total		31,766,340
TOTAL INFORMATION TECHNOLOGY		31,766,340
Total Common Stocks (Cost: $23,899,422)		$38,159,055

Convertible Preferred Stocks 24.3%
CONSUMER STAPLES 1.7%
Food Products 1.7%
Bunge Ltd., 4.875%	68,000	6,741,962
Post Holdings, Inc., 2.500%	36,000	5,211,000
Total		11,952,962
TOTAL CONSUMER STAPLES		11,952,962
ENERGY 2.5%
Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp., 7.500%	77,500	3,187,575
Hess Corp., 8.000%	80,000	5,365,600
Southwestern Energy Co., 6.250%	185,000	5,054,200
WPX Energy, Inc., 6.250%	52,000	3,640,000
Total		17,247,375
TOTAL ENERGY		17,247,375
FINANCIALS 4.1%
Banks 2.4%
Bank of America Corp., 7.250%	14,500	16,979,500
Capital Markets 1.7%
AMG Capital Trust II, 5.150%	130,000	7,028,125

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Cowen Group, Inc., 5.625%	6,200	$4,638,530
Total		11,666,655
TOTAL FINANCIALS		28,646,155
HEALTH CARE 4.5%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	11,000	3,701,665
Health Care Providers & Services 2.0%
AmSurg Corp., 5.250%	27,500	3,395,700
Anthem, Inc., 5.250%	220,000	10,210,200
Total		13,605,900
Pharmaceuticals 2.0%
Allergan PLC, 5.500%	19,000	13,623,000
TOTAL HEALTH CARE		30,930,565
INDUSTRIALS 0.5%
Aerospace & Defense 0.5%
Arconic, Inc., 5.375%	118,000	3,734,700
TOTAL INDUSTRIALS		3,734,700
INFORMATION TECHNOLOGY 1.5%
Electronic Equipment, Instruments & Components 1.0%
Belden, Inc., 6.750%	65,000	6,958,250
Internet Software & Services 0.5%
Mandatory Exchangeable Trust, 5.750% (c)	30,000	3,463,800
TOTAL INFORMATION TECHNOLOGY		10,422,050
MATERIALS 0.7%
Chemicals 0.7%
A. Schulman, Inc., 6.000%	5,175	4,571,906
TOTAL MATERIALS		4,571,906

Issuer		Shares	Value

Convertible Preferred Stocks (continued)
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.1%
Frontier Communications Corp., 11.125%		95,000	$7,297,900
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc., 5.500%		85,000	7,580,300
TOTAL TELECOMMUNICATION SERVICES			14,878,200
UTILITIES 3.2%
Electric Utilities 2.2%
Great Plains Energy, Inc., 7.000%		136,000	6,698,000
NextEra Energy, Inc., 6.371%		150,000	8,386,500
Total			15,084,500
Multi-Utilities 1.0%
DTE Energy Co., 6.500%		136,000	7,062,330
TOTAL UTILITIES			22,146,830
REAL ESTATE 3.4%
Equity Real Estate Investment Trusts (REITs) 3.4%
Alexandria Real Estate Equities, Inc., 7.000%		190,000	6,560,700
American Tower Corp., 5.250%		37,500	3,850,875
American Tower Corp., 5.500%		65,000	6,615,700
Welltower, Inc., 6.500%		115,000	6,691,850
Total			23,719,125
TOTAL REAL ESTATE			23,719,125
Total Convertible Preferred Stocks (Cost: $168,410,768)			$168,249,868

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 63.8%
Automotive 2.0%
Navistar International Corp.
04/15/19	4.750%	$14,130,000	$13,555,969
Cable and Satellite 2.6%
DISH Network Corp. (c)
08/15/26	3.375%	16,000,000	17,908,960

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Consumer Products 1.1%
Iconix Brand Group, Inc.
03/15/18	1.500%	$8,700,000	$7,917,000
Electric 1.7%
NRG Yield, Inc. (c)
06/01/20	3.250%	7,000,000	6,737,500
SunPower Corp. (c)
01/15/23	4.000%	7,500,000	5,358,750
Total			12,096,250
Finance Companies 1.3%
Air Lease Corp.
12/01/18	3.875%	3,870,000	5,364,788
TCP Capital Corp. (c)
03/01/22	4.625%	3,500,000	3,482,500
Total			8,847,288
Health Care 3.1%
Endologix, Inc.
11/01/20	3.250%	3,000,000	2,883,750
Fluidigm Corp.
02/01/34	2.750%	5,840,000	3,525,678
Insulet Corp. (c)
09/15/21	1.250%	5,500,000	4,938,450
Invacare Corp. (c)
02/15/21	5.000%	3,500,000	3,400,250
Novavax, Inc. (c)
02/01/23	3.750%	6,000,000	2,533,200
The Spectranetics Corp. (The)
06/01/34	2.625%	4,500,000	4,398,750
Total			21,680,078
Healthcare Insurance 0.7%
Molina Healthcare, Inc.
08/15/44	1.625%	4,500,000	5,056,875
Home Construction 0.6%
CalAtlantic Group, Inc.
05/15/18	1.625%	3,620,000	4,296,488
Independent Energy 3.1%
Chesapeake Energy Corp.
12/15/38	2.250%	3,330,000	3,151,013
Chesapeake Energy Corp. (c)
09/15/26	5.500%	7,000,000	7,330,960

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Independent Energy (continued)
Pattern Energy Group, Inc.
07/15/20	4.000%	$5,320,000	$5,183,675
Whiting Petroleum Corp.
04/01/20	1.250%	6,500,000	5,683,275
Total			21,348,923
Media and Entertainment 1.6%
Liberty Interactive LLC (c)
09/30/46	1.750%	6,900,000	7,288,125
Pandora Media, Inc. (c)
12/01/20	1.750%	3,580,000	3,468,125
Total			10,756,250
Midstream 0.5%
Scorpio Tankers, Inc. (c)
07/01/19	2.375%	4,790,000	3,710,985
Oil Field Services 1.3%
Cobalt International Energy, Inc.
12/01/19	2.625%	8,450,000	3,619,760
Weatherford International Ltd.
07/01/21	5.875%	4,700,000	5,087,750
Total			8,707,510
Other Financial Institutions 1.4%
Encore Capital Group, Inc.
03/15/21	2.875%	5,610,000	4,779,019
Walter Investment Management Corp.
11/01/19	4.500%	7,130,000	4,852,856
Total			9,631,875
Other Industry 1.5%
General Cable Corp. Subordinated (d)
11/15/29	4.500%	6,910,000	5,264,556
Green Plains, Inc. (c)
09/01/22	4.125%	4,400,000	5,115,000
Total			10,379,556
Other REIT 3.7%
Blackstone Mortgage Trust, Inc.
12/01/18	5.250%	4,440,000	4,940,344
Colony Starwood Homes
07/01/19	3.000%	2,940,000	3,316,688
Extra Space Storage LP (c)
10/01/35	3.125%	4,810,000	5,038,475

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other REIT (continued)
RWT Holdings, Inc
11/15/19	5.625%	$5,040,000	$5,090,400
Starwood Property Trust, Inc.
03/01/18	4.550%	6,500,000	7,089,062
Total			25,474,969
Other Utility 0.7%
EnerNOC, Inc.
08/15/19	2.250%	6,100,000	4,521,137
Pharmaceuticals 8.3%
AMAG Pharmaceuticals, Inc.
02/15/19	2.500%	2,500,000	3,403,125
ARIAD Pharmaceuticals, Inc. (c)
06/15/19	3.625%	2,400,000	3,820,296
Acorda Therapeutics, Inc.
06/15/21	1.750%	4,200,000	3,294,375
Aegerion Pharmaceuticals, Inc.
08/15/19	2.000%	5,060,000	3,533,904
BioMarin Pharmaceutical, Inc.
10/15/20	1.500%	7,200,000	8,671,500
Impax Laboratories, Inc.
06/15/22	2.000%	4,290,000	3,426,637
Incyte Corp.
11/15/20	1.250%	3,000,000	6,230,190
Intercept Pharmaceuticals, Inc.
07/01/23	3.250%	5,200,000	4,650,750
Ionis Pharmaceuticals, Inc.
11/15/21	1.000%	4,800,000	4,701,000
Medicines Co. (The) (c)
07/15/23	2.750%	5,000,000	4,903,125
Merrimack Pharmaceuticals, Inc.
07/15/20	4.500%	2,920,000	3,283,175
PTC Therapeutics, Inc.
08/15/22	3.000%	7,000,000	4,011,875
TESARO, Inc.
10/01/21	3.000%	1,000,000	3,905,000
Total			57,834,952
Property & Casualty 1.4%
MGIC Investment Corp. Junior Subordinated (c)(d)
04/01/63	9.000%	7,920,000	9,761,400

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Refining 0.5%
Clean Energy Fuels Corp. (c)
10/01/18	5.250%	$4,120,000	$3,468,525
Retailers 1.6%
GNC Holdings, Inc. (c)
08/15/20	1.500%	3,900,000	2,988,375
Priceline Group, Inc. (The)
03/15/18	1.000%	4,840,000	7,801,475
Total			10,789,850
Technology 23.2%
Advanced Micro Devices, Inc.
09/01/26	2.125%	2,500,000	3,259,075
BroadSoft, Inc.
09/01/22	1.000%	3,400,000	4,154,375
CSG Systems International, Inc. (c)
03/15/36	4.250%	3,500,000	3,841,250
Ciena Corp.
12/15/20	4.000%	3,000,000	3,961,875
Ctrip.com International Ltd. (c)
09/15/22	1.250%	8,000,000	8,045,920
Cypress Semiconductor Corp. (c)
01/15/22	4.500%	3,800,000	4,244,125
Envestnet, Inc.
12/15/19	1.750%	7,000,000	6,680,625
Inphi Corp. (c)
09/01/21	0.750%	4,000,000	4,337,840
Integrated Device Technology, Inc.
11/15/22	0.875%	3,506,000	3,576,120
Intel Corp. Junior Subordinated
08/01/39	3.250%	8,720,000	14,845,800
Knowles Corp. (c)
11/01/21	3.250%	3,800,000	4,308,250
Microchip Technology, Inc.
02/15/25	1.625%	16,250,000	21,551,562
Micron Technology, Inc.
02/15/33	2.125%	5,400,000	10,297,125
NXP Semiconductors NV
12/01/19	1.000%	3,000,000	3,420,000
Nuance Communications, Inc. (c)
12/15/35	1.000%	7,320,000	6,809,869

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Technology (continued)
Palo Alto Networks, Inc. (e)
07/01/19	0.000%	$3,930,000	$5,246,550
Proofpoint, Inc.
06/15/20	0.750%	4,000,000	4,735,000
Red Hat, Inc.
10/01/19	0.250%	4,030,000	5,045,056
Salesforce.com, Inc.
04/01/18	0.250%	9,510,000	11,322,844
ServiceNow, Inc. (e)
11/01/18	0.000%	3,000,000	3,770,625
Twitter, Inc.
09/15/21	1.000%	4,000,000	3,702,500
VeriSign, Inc. Junior Subordinated (d)
08/15/37	4.485%	4,300,000	9,914,188
WebMD Health Corp. (c)
06/15/23	2.625%	6,800,000	6,634,250
Workday, Inc.
07/15/20	1.500%	5,550,000	6,850,781
Total			160,555,605
Tobacco 0.7%
Vector Group Ltd. (d)
04/15/20	1.750%	4,520,000	5,080,073
Transportation Services 1.2%
Echo Global Logistics, Inc.
05/01/20	2.500%	5,300,000	5,164,188
Ship Finance International Ltd.
10/15/21	5.750%	3,400,000	3,334,125
Total			8,498,313
Total Convertible Bonds (Cost: $427,069,009)			$441,878,831

		Shares	Value

Money Market Funds 5.6%
Columbia Short-Term Cash Fund, 0.480% (f)(g)		38,933,332	$38,937,225
Total Money Market Funds (Cost: $38,933,332)			$38,937,225
Total Investments
(Cost: $658,312,531) (h)			$687,224,979(i)
Other Assets & Liabilities, Net			5,708,117
Net Assets			$692,933,096

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $2,295,715, which represents 0.33% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At November 30, 2016, the value of these securities amounted to $142,938,305 or 20.63% of net assets.

(d)	Variable rate security.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,331,793	246,897,956	(221,296,399)	(18)	38,933,332	52,045	38,937,225

(h)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $658,313,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,500,000
Unrealized Depreciation	(40,588,000)
Net Unrealized Appreciation	$28,912,000

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Energy	—	—	2,295,715	2,295,715
Industrials	4,097,000	—	—	4,097,000
Information Technology	31,766,340	—	—	31,766,340
Total Common Stocks	35,863,340	—	2,295,715	38,159,055
Convertible Preferred Stocks
Consumer Staples	—	11,952,962	—	11,952,962
Energy	17,247,375	—	—	17,247,375
Financials	16,979,500	11,666,655	—	28,646,155
Health Care	30,930,565	—	—	30,930,565
Industrials	3,734,700	—	—	3,734,700
Information Technology	6,958,250	3,463,800	—	10,422,050
Materials	—	4,571,906	—	4,571,906
Telecommunication Services	14,878,200	—	—	14,878,200
Utilities	8,386,500	13,760,330	—	22,146,830
Real Estate	23,719,125	—	—	23,719,125
Total Convertible Preferred Stocks	122,834,215	45,415,653	—	168,249,868
Convertible Bonds	—	441,878,831	—	441,878,831
Investments measured at net asset value
Money Market Funds	—	—	—	38,937,225
Total Investments	158,697,555	487,294,484	2,295,715	687,224,979

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end. The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
7,763,880	—	—	7,763,880

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain common stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Select Large Cap Equity Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.3%
CONSUMER DISCRETIONARY 11.1%
Internet & Direct Marketing Retail 2.5%
Amazon.com, Inc. (a)	18,820	$14,125,727
Media 3.8%
Comcast Corp., Class A	204,574	14,219,939
DISH Network Corp., Class A (a)	129,790	7,456,435
Total		21,676,374
Specialty Retail 3.6%
Home Depot, Inc. (The)	82,494	10,674,724
TJX Companies, Inc. (The)	124,821	9,778,477
Total		20,453,201
Textiles, Apparel & Luxury Goods 1.2%
PVH Corp.	67,820	7,184,851
TOTAL CONSUMER DISCRETIONARY		63,440,153
CONSUMER STAPLES 7.7%
Beverages 1.7%
PepsiCo, Inc.	96,954	9,705,095
Food & Staples Retailing 1.2%
SYSCO Corp.	128,700	6,853,275
Food Products 1.3%
General Mills, Inc.	124,270	7,573,014
Tobacco 3.5%
Altria Group, Inc.	144,742	9,253,356
Philip Morris International, Inc.	119,771	10,573,384
Total		19,826,740
TOTAL CONSUMER STAPLES		43,958,124
ENERGY 7.5%
Energy Equipment & Services 1.5%
Halliburton Co.	156,491	8,308,107
Oil, Gas & Consumable Fuels 6.0%
EOG Resources, Inc.	80,270	8,229,280
Exxon Mobil Corp.	200,359	17,491,341
Suncor Energy, Inc.	274,096	8,732,699
Total		34,453,320
TOTAL ENERGY		42,761,427

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 15.1%
Banks 7.2%
Citigroup, Inc.	260,010	$14,661,964
Citizens Financial Group, Inc.	341,470	11,442,660
JPMorgan Chase & Co.	185,001	14,831,530
Total		40,936,154
Capital Markets 4.9%
BlackRock, Inc.	24,471	9,073,602
Invesco Ltd.	214,425	6,713,647
Morgan Stanley	303,560	12,555,241
Total		28,342,490
Diversified Financial Services 3.0%
Berkshire Hathaway, Inc., Class B (a)	107,954	16,996,278
TOTAL FINANCIALS		86,274,922
HEALTH CARE 13.2%
Biotechnology 4.0%
AbbVie, Inc.	130,459	7,931,907
Alexion Pharmaceuticals, Inc. (a)	36,890	4,522,345
Biogen, Inc. (a)	18,358	5,398,537
BioMarin Pharmaceutical, Inc. (a)	23,209	1,987,387
Vertex Pharmaceuticals, Inc. (a)	41,137	3,357,191
Total		23,197,367
Health Care Equipment & Supplies 3.0%
Medtronic PLC	133,753	9,765,306
Zimmer Biomet Holdings, Inc.	70,650	7,196,409
Total		16,961,715
Health Care Providers & Services 1.9%
Aetna, Inc.	82,413	10,782,917
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	63,444	8,889,139
Pharmaceuticals 2.8%
Johnson & Johnson	144,570	16,090,641
TOTAL HEALTH CARE		75,921,779
INDUSTRIALS 10.4%
Aerospace & Defense 3.0%
L-3 Communications Holdings, Inc.	49,037	7,736,567
Lockheed Martin Corp.	36,167	9,593,297
Total		17,329,864

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.5%
United Parcel Service, Inc., Class B	75,842	$8,791,605
Airlines 1.5%
United Continental Holdings, Inc. (a)	123,680	8,527,736
Industrial Conglomerates 2.8%
Carlisle Companies, Inc.	54,064	6,064,359
Honeywell International, Inc.	86,879	9,898,993
Total		15,963,352
Machinery 1.6%
Ingersoll-Rand PLC	118,200	8,810,628
TOTAL INDUSTRIALS		59,423,185
INFORMATION TECHNOLOGY 21.8%
Communications Equipment 2.3%
Cisco Systems, Inc.	337,008	10,049,578
Palo Alto Networks, Inc. (a)	21,600	2,902,392
Total		12,951,970
Internet Software & Services 5.6%
Alphabet, Inc., Class A (a)	7,214	5,597,198
Alphabet, Inc., Class C (a)	18,051	13,683,380
Facebook, Inc., Class A (a)	108,070	12,797,650
Total		32,078,228
IT Services 3.1%
Leidos Holdings, Inc.	165,150	8,455,680
MasterCard, Inc., Class A	91,648	9,366,426
Total		17,822,106
Semiconductors & Semiconductor Equipment 1.3%
Lam Research Corp.	69,072	7,323,013
Software 5.3%
Electronic Arts, Inc. (a)	84,574	6,701,644
Microsoft Corp.	345,813	20,838,691
Mobileye NV (a)	73,990	2,754,648
Total		30,294,983
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	220,397	24,358,276
TOTAL INFORMATION TECHNOLOGY		124,828,576

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.3%
Chemicals 2.3%
Eastman Chemical Co.	79,615	$5,980,679
PPG Industries, Inc.	73,800	7,079,634
Total		13,060,313
TOTAL MATERIALS		13,060,313
REAL ESTATE 4.6%
Equity Real Estate Investment Trusts (REITs) 4.6%
American Tower Corp.	67,261	6,878,783
Duke Realty Corp.	251,510	6,395,899
Equity LifeStyle Properties, Inc.	85,180	5,914,047
Simon Property Group, Inc.	39,810	7,151,867
Total		26,340,596
TOTAL REAL ESTATE		26,340,596
UTILITIES 2.6%
Electric Utilities 2.6%
Edison International	94,925	6,527,992
PG&E Corp.	149,000	8,761,200
Total		15,289,192
TOTAL UTILITIES		15,289,192
Total Common Stocks (Cost: $456,713,237)		$551,298,267

Convertible Preferred Stocks 1.1%
ENERGY 1.1%
Oil, Gas & Consumable Fuels 1.1%
Hess Corp., 8.000%	90,240	6,052,397
TOTAL ENERGY		6,052,397
Total Convertible Preferred Stocks (Cost: $5,036,751)		$6,052,397

Warrants —%
HEALTH CARE —%
Health Care Providers & Services —%
HealthSouth Corp. (a)	2,715	$5,349
TOTAL HEALTH CARE		5,349
Total Warrants (Cost: $—)		$5,349

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	13,037,000	$13,038,304
Total Money Market Funds (Cost: $13,037,000)		$13,038,304

Total Investments (Cost: $474,786,988) (d)	$570,394,317(e)
Other Assets & Liabilities, Net	1,813,177
Net Assets	$572,207,494

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,435,397	110,599,615	(112,997,892)	(120)	13,037,000	54,520	13,038,304

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $474,787,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$104,108,000
Unrealized Depreciation	(8,501,000)
Net Unrealized Appreciation	$95,607,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	63,440,153	—	—	63,440,153
Consumer Staples	43,958,124	—	—	43,958,124
Energy	42,761,427	—	—	42,761,427
Financials	86,274,922	—	—	86,274,922
Health Care	75,921,779	—	—	75,921,779
Industrials	59,423,185	—	—	59,423,185
Information Technology	124,828,576	—	—	124,828,576
Materials	13,060,313	—	—	13,060,313
Real Estate	26,340,596	—	—	26,340,596
Utilities	15,289,192	—	—	15,289,192
Total Common Stocks	551,298,267	—	—	551,298,267
Convertible Preferred Stocks
Energy	6,052,397	—	—	6,052,397
Warrants
Health Care	5,349	—	—	5,349
Investments measured at net asset value
Money Market Funds	—	—	—	13,038,304
Total Investments	557,356,013	—	—	570,394,317

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Enhanced Core Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 11.9%
Automobiles 0.9%
Ford Motor Co.	300,900	$3,598,764
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	47,800	3,503,740
McDonald’s Corp.	27,000	3,220,290
Total		6,724,030
Internet & Direct Marketing Retail 0.8%
Amazon.com, Inc. (a)	4,600	3,452,622
Media 2.5%
Comcast Corp., Class A	102,600	7,131,726
News Corp., Class A	203,100	2,347,836
TEGNA, Inc.	33,400	749,162
Total		10,228,724
Multiline Retail 0.8%
Kohl’s Corp.	59,500	3,202,885
Specialty Retail 5.3%
Best Buy Co., Inc.	85,600	3,911,920
Home Depot, Inc. (The)	51,900	6,715,860
Lowe’s Companies, Inc.	26,200	1,848,410
Ross Stores, Inc.	56,800	3,839,112
Staples, Inc.	250,100	2,418,467
Urban Outfitters, Inc. (a)	99,500	3,144,200
Total		21,877,969
TOTAL CONSUMER DISCRETIONARY		49,084,994
CONSUMER STAPLES 8.9%
Beverages 1.6%
Coca-Cola Co. (The)	14,600	589,110
PepsiCo, Inc.	57,900	5,795,790
Total		6,384,900
Food & Staples Retailing 2.7%
Kroger Co. (The)	55,800	1,802,340
SYSCO Corp.	71,100	3,786,075
Wal-Mart Stores, Inc.	79,300	5,585,099
Total		11,173,514
Food Products 1.4%
Archer-Daniels-Midland Co.	55,100	2,381,973
Tyson Foods, Inc., Class A	57,900	3,289,299
Total		5,671,272

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.4%
Procter & Gamble Co. (The)	19,900	$1,640,954
Tobacco 2.8%
Altria Group, Inc.	89,500	5,721,735
Philip Morris International, Inc.	65,700	5,799,996
Total		11,521,731
TOTAL CONSUMER STAPLES		36,392,371
ENERGY 7.0%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	67,700	4,355,141
National Oilwell Varco, Inc.	23,700	885,432
Total		5,240,573
Oil, Gas & Consumable Fuels 5.7%
Cabot Oil & Gas Corp.	145,700	3,222,884
Chevron Corp.	46,800	5,221,008
ConocoPhillips	100,200	4,861,704
Exxon Mobil Corp.	61,100	5,334,030
Tesoro Corp.	9,500	772,825
Valero Energy Corp.	66,400	4,087,584
Total		23,500,035
TOTAL ENERGY		28,740,608
FINANCIALS 14.1%
Banks 5.5%
Bank of America Corp.	230,500	4,868,160
Citigroup, Inc.	126,000	7,105,140
Fifth Third Bancorp	158,600	4,126,772
JPMorgan Chase & Co.	62,300	4,994,591
Wells Fargo & Co.	30,300	1,603,476
Total		22,698,139
Capital Markets 2.7%
BlackRock, Inc.	8,100	3,003,399
CME Group, Inc.	5,900	666,169
S&P Global, Inc.	32,300	3,843,377
T. Rowe Price Group, Inc.	48,600	3,599,316
Total		11,112,261
Consumer Finance 1.3%
Discover Financial Services	44,000	2,981,880
Navient Corp.	136,500	2,351,895
Total		5,333,775

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.7%
Berkshire Hathaway, Inc., Class B (a)	18,100	$2,849,664
Insurance 3.9%
Aflac, Inc.	54,300	3,875,934
Marsh & McLennan Companies, Inc.	52,800	3,659,568
Principal Financial Group, Inc.	69,900	4,032,531
Prudential Financial, Inc.	45,400	4,567,240
Total		16,135,273
TOTAL FINANCIALS		58,129,112
HEALTH CARE 14.1%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc. (a)	13,500	1,654,965
Amgen, Inc.	7,600	1,094,932
Biogen, Inc. (a)	8,200	2,411,374
Celgene Corp. (a)	23,700	2,808,687
Gilead Sciences, Inc.	17,200	1,267,640
Regeneron Pharmaceuticals, Inc. (a)	3,000	1,137,720
Vertex Pharmaceuticals, Inc. (a)	22,100	1,803,581
Total		12,178,899
Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	72,800	3,230,136
Becton Dickinson and Co.	21,800	3,686,380
Hologic, Inc. (a)	88,500	3,387,780
Total		10,304,296
Health Care Providers & Services 2.8%
Aetna, Inc.	33,900	4,435,476
Express Scripts Holding Co. (a)	27,600	2,094,288
McKesson Corp.	22,600	3,250,106
UnitedHealth Group, Inc.	10,800	1,709,856
Total		11,489,726
Pharmaceuticals 5.8%
Johnson & Johnson	86,000	9,571,800
Merck & Co., Inc.	113,700	6,957,303
Pfizer, Inc.	225,700	7,253,998
Total		23,783,101
TOTAL HEALTH CARE		57,756,022
INDUSTRIALS 10.8%
Aerospace & Defense 2.5%
Boeing Co. (The)	36,400	5,480,384
Lockheed Martin Corp.	18,600	4,933,650
Total		10,414,034

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	34,500	$3,999,240
Airlines 2.1%
Alaska Air Group, Inc.	14,300	1,176,461
Delta Air Lines, Inc.	83,100	4,003,758
United Continental Holdings, Inc. (a)	46,500	3,206,175
Total		8,386,394
Commercial Services & Supplies 0.6%
Waste Management, Inc.	32,700	2,273,304
Electrical Equipment 1.0%
Emerson Electric Co.	73,000	4,120,120
Industrial Conglomerates 1.9%
3M Co.	30,200	5,186,548
General Electric Co.	90,200	2,774,552
Total		7,961,100
Machinery 1.5%
Illinois Tool Works, Inc.	22,900	2,866,622
Ingersoll-Rand PLC	45,800	3,413,932
Total		6,280,554
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,000	730,320
TOTAL INDUSTRIALS		44,165,066
INFORMATION TECHNOLOGY 20.8%
Communications Equipment 2.5%
Cisco Systems, Inc.	216,500	6,456,030
F5 Networks, Inc. (a)	25,800	3,631,350
Total		10,087,380
Internet Software & Services 5.6%
Alphabet, Inc., Class A (a)	14,125	10,959,305
Facebook, Inc., Class A (a)	73,600	8,715,712
VeriSign, Inc. (a)	40,100	3,161,885
Total		22,836,902
IT Services 2.1%
MasterCard, Inc., Class A	53,100	5,426,820
Visa, Inc., Class A	41,600	3,216,512
Total		8,643,332

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 2.3%
Applied Materials, Inc.	26,500	$853,300
Intel Corp.	43,400	1,505,980
QUALCOMM, Inc.	81,600	5,559,408
Xilinx, Inc.	32,100	1,732,758
Total		9,651,446
Software 4.8%
Activision Blizzard, Inc.	95,100	3,481,611
Adobe Systems, Inc. (a)	32,100	3,300,201
Microsoft Corp. (b)	215,000	12,955,900
Total		19,737,712
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	121,475	13,425,417
NetApp, Inc.	24,000	877,440
Total		14,302,857
TOTAL INFORMATION TECHNOLOGY		85,259,629
MATERIALS 2.7%
Chemicals 1.0%
LyondellBasell Industries NV, Class A	46,100	4,163,752
Containers & Packaging 0.8%
International Paper Co.	70,500	3,434,760
Metals & Mining 0.9%
Newmont Mining Corp.	101,300	3,286,172
Nucor Corp.	3,600	223,884
Total		3,510,056
TOTAL MATERIALS		11,108,568
REAL ESTATE 2.3%
Equity Real Estate Investment Trusts (REITs) 2.3%
American Tower Corp.	37,400	3,824,898
Host Hotels & Resorts, Inc.	68,600	1,223,824
Iron Mountain, Inc.	9,800	323,400
ProLogis, Inc.	54,700	2,784,230
Simon Property Group, Inc.	7,700	1,383,305
Total		9,539,657
TOTAL REAL ESTATE		9,539,657

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	60,700	$2,344,841
CenturyLink, Inc.	119,100	2,801,232
Verizon Communications, Inc.	119,600	5,968,040
Total		11,114,113
TOTAL TELECOMMUNICATION SERVICES		11,114,113
UTILITIES 3.3%
Electric Utilities 1.5%
Entergy Corp.	45,100	3,099,723
Pinnacle West Capital Corp.	41,800	3,090,274
Total		6,189,997
Independent Power and Renewable Electricity Producers 0.7%
AES Corp. (The)	263,100	3,012,495
Multi-Utilities 1.1%
CenterPoint Energy, Inc.	142,500	3,400,050
Public Service Enterprise Group, Inc.	26,400	1,090,584
Total		4,490,634
TOTAL UTILITIES		13,693,126
Total Common Stocks (Cost: $310,702,310)		$404,983,266

	Shares	Value

Money Market Funds 0.9%
Columbia Short-Term Cash Fund, 0.480% (c)(d)	3,812,239	$3,812,589
Total Money Market Funds (Cost: $3,812,239)		$3,812,589
Total Investments
(Cost: $314,514,549) (e)		$408,795,855(f)
Other Assets & Liabilities, Net		2,062,538
Net Assets		$410,858,393

At November 30, 2016, securities totaling $400,729 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	10	USD	5,497,000	12/2016	199,090	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,848,224	70,724,219	(75,760,212)	8	3,812,239	19,430	3,812,589

(e)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $314,515,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$101,282,000
Unrealized Depreciation	(7,001,000)
Net Unrealized Appreciation	$94,281,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	49,084,994	—	—	49,084,994
Consumer Staples	36,392,371	—	—	36,392,371
Energy	28,740,608	—	—	28,740,608
Financials	58,129,112	—	—	58,129,112
Health Care	57,756,022	—	—	57,756,022
Industrials	44,165,066	—	—	44,165,066
Information Technology	85,259,629	—	—	85,259,629
Materials	11,108,568	—	—	11,108,568
Real Estate	9,539,657	—	—	9,539,657
Telecommunication Services	11,114,113	—	—	11,114,113
Utilities	13,693,126	—	—	13,693,126
Total Common Stocks	404,983,266	—	—	404,983,266
Investments measured at net asset value
Money Market Funds	—	—	—	3,812,589
Total Investments	404,983,266	—	—	408,795,855
Derivatives
Assets
Futures Contracts	199,090	—	—	199,090
Total	405,182,356	—	—	408,994,945

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Index Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 12.2%
Auto Components 0.2%
BorgWarner, Inc.	37,265	$1,326,634
Delphi Automotive PLC	50,476	3,230,464
Goodyear Tire & Rubber Co. (The)	48,567	1,490,521
Total		6,047,619
Automobiles 0.6%
Ford Motor Co.	722,090	8,636,196
General Motors Co.	263,002	9,081,459
Harley-Davidson, Inc.	33,087	2,014,668
Total		19,732,323
Distributors 0.1%
Genuine Parts Co.	27,559	2,652,002
LKQ Corp. (a)	56,830	1,865,729
Total		4,517,731
Diversified Consumer Services —%
H&R Block, Inc.	40,545	898,477
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	80,103	4,118,095
Chipotle Mexican Grill, Inc. (a)	5,390	2,136,219
Darden Restaurants, Inc.	23,354	1,711,848
Marriott International, Inc., Class A	59,182	4,662,358
McDonald’s Corp.	157,902	18,832,972
Royal Caribbean Cruises Ltd.	31,067	2,515,495
Starbucks Corp.	271,376	15,731,667
Wyndham Worldwide Corp.	20,332	1,463,701
Wynn Resorts Ltd.	14,688	1,498,029
Yum! Brands, Inc.	64,519	4,089,859
Total		56,760,243
Household Durables 0.5%
D.R. Horton, Inc.	62,683	1,737,573
Garmin Ltd.	21,323	1,112,208
Harman International Industries, Inc.	12,910	1,411,967
Leggett & Platt, Inc.	24,730	1,188,524
Lennar Corp., Class A	34,758	1,478,605
Mohawk Industries, Inc. (a)	11,658	2,301,755
Newell Brands, Inc.	89,225	4,194,467
PulteGroup, Inc.	57,226	1,079,282
Whirlpool Corp.	13,958	2,267,338
Total		16,771,719
Internet & Direct Marketing Retail 2.3%
Amazon.com, Inc. (a)	72,810	54,649,002
Expedia, Inc.	22,293	2,765,446
Netflix, Inc. (a)	79,329	9,281,493

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Direct Marketing Retail (continued)
Priceline Group, Inc. (The) (a)	9,184	$13,809,797
TripAdvisor, Inc. (a)	21,142	1,020,736
Total		81,526,474
Leisure Products 0.1%
Hasbro, Inc.	20,884	1,783,285
Mattel, Inc.	63,027	1,989,762
Total		3,773,047
Media 3.0%
21st Century Fox, Inc., Class A	196,885	5,534,437
21st Century Fox, Inc., Class B	90,132	2,529,104
CBS Corp., Class B Non Voting	75,286	4,571,366
Charter Communications, Inc., Class A (a)	40,110	11,042,684
Comcast Corp., Class A	444,532	30,899,419
Discovery Communications, Inc., Class A (a)	27,921	756,380
Discovery Communications, Inc., Class C (a)	41,495	1,097,128
Interpublic Group of Companies, Inc. (The)	74,142	1,784,598
News Corp., Class A	70,412	813,963
News Corp., Class B	22,168	264,908
Omnicom Group, Inc.	43,767	3,805,103
Scripps Networks Interactive, Inc., Class A	17,610	1,219,669
TEGNA, Inc.	39,660	889,574
Time Warner, Inc.	143,930	13,215,652
Viacom, Inc., Class B	64,247	2,407,977
Walt Disney Co. (The)	273,581	27,117,349
Total		107,949,311
Multiline Retail 0.6%
Dollar General Corp.	47,961	3,708,344
Dollar Tree, Inc. (a)	43,623	3,845,804
Kohl’s Corp.	33,230	1,788,771
Macy’s, Inc.	57,082	2,408,860
Nordstrom, Inc.	21,503	1,202,448
Target Corp.	106,370	8,216,019
Total		21,170,246
Specialty Retail 2.5%
Advance Auto Parts, Inc.	13,628	2,312,944
AutoNation, Inc. (a)	12,275	548,202
AutoZone, Inc. (a)	5,407	4,234,654
Bed Bath & Beyond, Inc.	28,566	1,280,043
Best Buy Co., Inc.	51,072	2,333,990
CarMax, Inc. (a)	35,429	2,047,442

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Foot Locker, Inc.	25,040	$1,794,617
Gap, Inc. (The)	40,551	1,012,559
Home Depot, Inc. (The)	228,630	29,584,722
L Brands, Inc.	44,445	3,120,928
Lowe’s Companies, Inc.	161,840	11,417,812
O’Reilly Automotive, Inc. (a)	17,562	4,820,769
Ross Stores, Inc.	73,377	4,959,551
Signet Jewelers Ltd.	13,991	1,277,238
Staples, Inc.	120,355	1,163,833
Tiffany & Co.	19,877	1,639,455
TJX Companies, Inc. (The)	121,504	9,518,623
Tractor Supply Co.	24,736	1,856,932
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,850	2,815,575
Urban Outfitters, Inc. (a)	16,472	520,515
Total		88,260,404
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	51,619	1,878,415
Hanesbrands, Inc.	69,909	1,623,986
Michael Kors Holdings Ltd. (a)	31,277	1,454,068
Nike, Inc., Class B	249,502	12,492,565
PVH Corp.	14,842	1,572,362
Ralph Lauren Corp.	10,435	1,091,605
Under Armour, Inc., Class A (a)	33,932	1,045,106
Under Armour, Inc., Class C (a)	34,107	879,278
VF Corp.	61,398	3,346,805
Total		25,384,190
TOTAL CONSUMER DISCRETIONARY		432,791,784
CONSUMER STAPLES 9.1%
Beverages 2.0%
Brown-Forman Corp., Class B	33,748	1,530,472
Coca-Cola Co. (The)	718,760	29,001,966
Constellation Brands, Inc., Class A	32,781	4,954,520
Dr. Pepper Snapple Group, Inc.	34,305	2,975,616
Molson Coors Brewing Co., Class B	34,090	3,341,842
Monster Beverage Corp. (a)	75,021	3,357,190
PepsiCo, Inc.	266,300	26,656,630
Total		71,818,236
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	81,058	12,167,616
CVS Health Corp.	197,284	15,169,167
Kroger Co. (The)	175,603	5,671,977
SYSCO Corp.	94,506	5,032,444
Wal-Mart Stores, Inc.	280,458	19,752,657

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	158,209	$13,405,049
Whole Foods Market, Inc.	58,989	1,792,676
Total		72,991,586
Food Products 1.5%
Archer-Daniels-Midland Co.	107,651	4,653,753
Campbell Soup Co.	35,984	2,047,130
ConAgra Foods, Inc.	77,116	2,829,386
General Mills, Inc.	110,470	6,732,042
Hershey Co. (The)	25,977	2,510,417
Hormel Foods Corp.	49,998	1,711,931
JM Smucker Co. (The)	21,539	2,712,837
Kellogg Co.	46,663	3,359,736
Kraft Heinz Co. (The)	110,244	9,001,423
McCormick & Co., Inc.	21,286	1,941,283
Mead Johnson Nutrition Co.	34,166	2,463,027
Mondelez International, Inc., Class A	287,833	11,870,233
Tyson Foods, Inc., Class A	55,034	3,126,482
Total		54,959,680
Household Products 1.8%
Church & Dwight Co., Inc.	47,670	2,087,469
Clorox Co. (The)	23,952	2,767,893
Colgate-Palmolive Co.	164,955	10,760,015
Kimberly-Clark Corp.	66,547	7,693,499
Procter & Gamble Co. (The)	493,812	40,719,737
Total		64,028,613
Personal Products 0.1%
Coty, Inc. Class A	87,260	1,632,635
Estee Lauder Companies, Inc. (The), Class A	40,878	3,176,220
Total		4,808,855
Tobacco 1.6%
Altria Group, Inc.	361,534	23,112,869
Philip Morris International, Inc.	287,048	25,340,597
Reynolds American, Inc.	153,181	8,287,092
Total		56,740,558
TOTAL CONSUMER STAPLES		325,347,528
ENERGY 7.4%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	79,177	5,093,456
FMC Technologies, Inc. (a)	41,752	1,430,424
Halliburton Co.	159,335	8,459,095
Helmerich & Payne, Inc.	19,995	1,512,622

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	69,873	$2,610,455
Schlumberger Ltd.	257,334	21,628,923
Transocean Ltd. (a)	71,801	926,233
Total		41,661,208
Oil, Gas & Consumable Fuels 6.2%
Anadarko Petroleum Corp.	100,972	6,982,214
Apache Corp.	70,203	4,629,888
Cabot Oil & Gas Corp.	86,068	1,903,824
Chesapeake Energy Corp. (a)	137,901	965,307
Chevron Corp.	349,072	38,942,472
Cimarex Energy Co.	17,579	2,423,793
Concho Resources, Inc. (a)	26,300	3,761,426
ConocoPhillips	229,172	11,119,425
Devon Energy Corp.	96,881	4,682,259
EOG Resources, Inc.	101,888	10,445,558
EQT Corp.	31,966	2,240,177
Exxon Mobil Corp. (b)	767,287	66,984,155
Hess Corp.	49,810	2,787,368
Kinder Morgan, Inc.	355,231	7,886,128
Marathon Oil Corp.	156,779	2,831,429
Marathon Petroleum Corp.	97,837	4,600,296
Murphy Oil Corp.	29,952	1,015,672
Newfield Exploration Co. (a)	36,751	1,661,880
Noble Energy, Inc.	79,503	3,033,835
Occidental Petroleum Corp.	141,356	10,087,164
ONEOK, Inc.	38,938	2,138,864
Phillips 66	82,236	6,832,167
Pioneer Natural Resources Co.	31,387	5,996,173
Range Resources Corp.	34,785	1,223,736
Southwestern Energy Co. (a)	91,309	1,036,357
Spectra Energy Corp.	129,731	5,312,484
Tesoro Corp.	21,984	1,788,398
Valero Energy Corp.	85,364	5,255,008
Williams Companies, Inc. (The)	126,382	3,879,927
Total		222,447,384
TOTAL ENERGY		264,108,592
FINANCIALS 14.5%
Banks 6.5%
Bank of America Corp.	1,888,260	39,880,051
BB&T Corp.	150,717	6,819,944
Citigroup, Inc.	537,602	30,315,377
Citizens Financial Group, Inc.	96,120	3,220,981
Comerica, Inc.	32,181	2,051,539
Fifth Third Bancorp	141,804	3,689,740

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Huntington Bancshares, Inc.	200,865	$2,502,778
JPMorgan Chase & Co.	668,346	53,581,299
KeyCorp	200,240	3,466,154
M&T Bank Corp.	29,007	4,175,268
People’s United Financial, Inc.	57,538	1,077,111
PNC Financial Services Group, Inc. (The)	90,928	10,051,181
Regions Financial Corp.	232,253	3,144,706
SunTrust Banks, Inc.	92,780	4,819,921
U.S. Bancorp	297,697	14,771,725
Wells Fargo & Co.	840,246	44,465,818
Zions Bancorporation	37,950	1,510,031
Total		229,543,624
Capital Markets 2.8%
Affiliated Managers Group, Inc. (a)	9,970	1,476,557
Ameriprise Financial, Inc. (c)	29,864	3,410,767
Bank of New York Mellon Corp. (The)	197,562	9,368,390
BlackRock, Inc.	22,579	8,372,067
Charles Schwab Corp. (The)	222,775	8,612,482
CME Group, Inc.	62,704	7,079,909
E*TRADE Financial Corp. (a)	50,645	1,747,759
Franklin Resources, Inc.	65,028	2,552,999
Goldman Sachs Group, Inc. (The)	69,770	15,299,863
Intercontinental Exchange, Inc.	110,230	6,106,742
Invesco Ltd.	75,851	2,374,895
Legg Mason, Inc.	17,064	544,342
Moody’s Corp.	30,953	3,110,777
Morgan Stanley	272,390	11,266,050
Nasdaq, Inc.	21,126	1,353,965
Northern Trust Corp.	39,407	3,237,285
S&P Global, Inc.	48,851	5,812,780
State Street Corp.	67,840	5,345,792
T. Rowe Price Group, Inc.	45,992	3,406,168
Total		100,479,589
Consumer Finance 0.8%
American Express Co.	143,585	10,343,863
Capital One Financial Corp.	93,641	7,869,590
Discover Financial Services	74,687	5,061,538
Navient Corp.	58,667	1,010,833
Synchrony Financial	146,588	5,066,081
Total		29,351,905
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	351,323	55,312,293
Leucadia National Corp.	60,019	1,321,619
Total		56,633,912

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 2.8%
Aflac, Inc.	75,786	$5,409,605
Allstate Corp. (The)	68,734	4,805,881
American International Group, Inc.	188,201	11,918,769
Aon PLC	49,147	5,607,673
Arthur J Gallagher & Co.	32,760	1,649,466
Assurant, Inc.	10,546	910,542
Chubb Ltd.	86,059	11,015,552
Cincinnati Financial Corp.	27,715	2,126,849
Hartford Financial Services Group, Inc. (The)	71,420	3,365,310
Lincoln National Corp.	43,075	2,761,108
Loews Corp.	51,146	2,283,669
Marsh & McLennan Companies, Inc.	95,891	6,646,205
MetLife, Inc.	203,331	11,185,238
Principal Financial Group, Inc.	49,492	2,855,193
Progressive Corp. (The)	107,671	3,585,444
Prudential Financial, Inc.	80,864	8,134,918
Torchmark Corp.	20,615	1,444,905
Travelers Companies, Inc. (The)	53,339	6,045,976
Unum Group	43,413	1,835,068
Willis Towers Watson PLC	24,007	2,985,751
Xl Group Ltd.	50,875	1,838,114
Total		98,411,236
TOTAL FINANCIALS		514,420,266
HEALTH CARE 13.6%
Biotechnology 2.8%
AbbVie, Inc.	301,341	18,321,533
Alexion Pharmaceuticals, Inc. (a)	41,498	5,087,240
Amgen, Inc.	138,473	19,949,805
Biogen, Inc. (a)	40,550	11,924,539
Celgene Corp. (a)	143,420	16,996,704
Gilead Sciences, Inc.	244,190	17,996,803
Regeneron Pharmaceuticals, Inc. (a)	13,962	5,294,949
Vertex Pharmaceuticals, Inc. (a)	45,853	3,742,063
Total		99,313,636
Health Care Equipment & Supplies 2.4%
Abbott Laboratories	272,007	10,355,306
Baxter International, Inc.	90,579	4,018,990
Becton Dickinson and Co.	39,405	6,663,386
Boston Scientific Corp. (a)	251,791	5,151,644
Cooper Companies, Inc. (The)	9,020	1,483,700
CR Bard, Inc.	13,591	2,861,585
Danaher Corp.	112,438	8,789,278
Dentsply Sirona, Inc.	43,114	2,508,373

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (a)	39,387	$3,263,213
Hologic, Inc. (a)	51,330	1,964,912
Intuitive Surgical, Inc. (a)	7,121	4,584,073
Medtronic PLC	255,713	18,669,606
St. Jude Medical, Inc.	52,723	4,175,662
Stryker Corp.	57,481	6,533,290
Varian Medical Systems, Inc. (a)	17,279	1,552,173
Zimmer Biomet Holdings, Inc.	37,007	3,769,533
Total		86,344,724
Health Care Providers & Services 2.7%
Aetna, Inc.	64,908	8,492,563
AmerisourceBergen Corp.	30,959	2,414,492
Anthem, Inc.	48,692	6,940,071
Cardinal Health, Inc.	58,951	4,186,110
Centene Corp. (a)	31,590	1,820,532
CIGNA Corp.	47,475	6,396,781
DaVita, Inc. (a)	30,627	1,940,220
Express Scripts Holding Co. (a)	116,613	8,848,594
Five Star Quality Care, Inc. (a)(d)	1	1
HCA Holdings, Inc. (a)	54,654	3,874,422
Henry Schein, Inc. (a)	15,134	2,254,361
Humana, Inc.	27,578	5,864,186
Laboratory Corp. of America Holdings (a)	18,927	2,381,963
McKesson Corp.	41,765	6,006,225
Patterson Companies, Inc.	15,417	597,255
Quest Diagnostics, Inc.	25,724	2,249,821
UnitedHealth Group, Inc.	176,232	27,901,050
Universal Health Services, Inc., Class B	16,670	2,050,743
Total		94,219,390
Health Care Technology 0.1%
Cerner Corp. (a)	55,617	2,768,614
Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	60,230	2,648,915
Illumina, Inc. (a)	27,122	3,611,023
Mettler-Toledo International, Inc. (a)	4,900	2,018,898
PerkinElmer, Inc.	20,241	1,026,624
Thermo Fisher Scientific, Inc.	72,958	10,222,145
Waters Corp. (a)	14,905	2,005,766
Total		21,533,371
Pharmaceuticals 5.0%
Allergan PLC (a)	69,416	13,487,529

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	309,166	$17,449,329
Eli Lilly & Co.	179,737	12,063,948
Endo International PLC (a)	36,687	587,359
Johnson & Johnson	506,239	56,344,401
Mallinckrodt PLC (a)	19,932	1,050,416
Merck & Co., Inc.	511,660	31,308,475
Mylan NV (a)	85,125	3,116,426
Perrigo Co. PLC	26,513	2,289,132
Pfizer, Inc.	1,122,369	36,072,940
Zoetis, Inc.	91,606	4,615,110
Total		178,385,065
TOTAL HEALTH CARE		482,564,800
INDUSTRIALS 10.3%
Aerospace & Defense 2.3%
Arconic, Inc.	81,132	1,564,225
Boeing Co. (The)	107,353	16,163,068
General Dynamics Corp.	53,101	9,311,260
L-3 Communications Holdings, Inc.	14,294	2,255,164
Lockheed Martin Corp.	46,709	12,389,562
Northrop Grumman Corp.	33,041	8,248,685
Raytheon Co.	54,607	8,165,931
Rockwell Collins, Inc.	24,039	2,228,896
Textron, Inc.	49,860	2,295,056
TransDigm Group, Inc.	9,260	2,328,242
United Technologies Corp.	144,022	15,514,050
Total		80,464,139
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	26,407	1,976,564
Expeditors International of Washington, Inc.	33,505	1,767,054
FedEx Corp.	45,204	8,664,251
United Parcel Service, Inc., Class B	127,907	14,826,979
Total		27,234,848
Airlines 0.6%
Alaska Air Group, Inc.	22,780	1,874,111
American Airlines Group, Inc.	98,055	4,553,674
Delta Air Lines, Inc.	138,575	6,676,543
Southwest Airlines Co.	114,761	5,349,010
United Continental Holdings, Inc. (a)	54,287	3,743,089
Total		22,196,427
Building Products 0.3%
Allegion PLC	17,745	1,187,318
Fortune Brands Home & Security, Inc.	28,480	1,570,672

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Johnson Controls International PLC	174,662	$7,856,297
Masco Corp.	61,101	1,933,846
Total		12,548,133
Commercial Services & Supplies 0.3%
Cintas Corp.	15,811	1,811,941
Pitney Bowes, Inc.	34,341	492,793
Republic Services, Inc.	43,143	2,394,005
Stericycle, Inc. (a)	15,734	1,148,110
Waste Management, Inc.	75,297	5,234,647
Total		11,081,496
Construction & Engineering 0.1%
Fluor Corp.	25,765	1,378,685
Jacobs Engineering Group, Inc. (a)	22,464	1,392,993
Quanta Services, Inc. (a)	27,954	942,609
Total		3,714,287
Electrical Equipment 0.5%
Acuity Brands, Inc.	8,120	2,041,449
AMETEK, Inc.	43,008	2,036,429
Eaton Corp. PLC	84,140	5,596,152
Emerson Electric Co.	119,077	6,720,706
Rockwell Automation, Inc.	23,947	3,201,953
Total		19,596,689
Industrial Conglomerates 2.5%
3M Co.	111,836	19,206,715
General Electric Co.	1,658,154	51,004,817
Honeywell International, Inc.	140,794	16,042,068
Roper Technologies, Inc.	18,752	3,396,175
Total		89,649,775
Machinery 1.5%
Caterpillar, Inc.	108,102	10,330,227
Cummins, Inc.	28,706	4,069,937
Deere & Co.	53,527	5,363,405
Dover Corp.	28,716	2,085,069
Flowserve Corp.	24,129	1,144,921
Fortive Corp.	55,634	3,059,314
Illinois Tool Works, Inc.	59,113	7,399,765
Ingersoll-Rand PLC	47,738	3,558,390
PACCAR, Inc.	64,859	4,030,987
Parker-Hannifin Corp.	24,778	3,442,408
Pentair PLC	30,828	1,771,377
Snap-On, Inc.	10,745	1,796,564
Stanley Black & Decker, Inc.	27,833	3,301,829

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Xylem, Inc.	33,159	$1,710,341
Total		53,064,534
Professional Services 0.3%
Dun & Bradstreet Corp. (The)	6,717	817,593
Equifax, Inc.	22,081	2,527,171
Nielsen Holdings PLC	62,158	2,679,010
Robert Half International, Inc.	24,084	1,080,649
Verisk Analytics, Inc. (a)	29,078	2,415,800
Total		9,520,223
Road & Rail 0.9%
CSX Corp.	175,040	6,268,182
JB Hunt Transport Services, Inc.	16,266	1,551,289
Kansas City Southern	19,981	1,772,515
Norfolk Southern Corp.	54,318	5,782,694
Ryder System, Inc.	9,894	774,700
Union Pacific Corp.	154,124	15,617,385
Total		31,766,765
Trading Companies & Distributors 0.2%
Fastenal Co.	53,467	2,534,336
United Rentals, Inc. (a)	15,941	1,611,794
WW Grainger, Inc.	10,286	2,371,643
Total		6,517,773
TOTAL INDUSTRIALS		367,355,089
INFORMATION TECHNOLOGY 20.5%
Communications Equipment 1.0%
Cisco Systems, Inc.	930,685	27,753,027
F5 Networks, Inc. (a)	12,246	1,723,624
Harris Corp.	22,986	2,380,430
Juniper Networks, Inc.	70,859	1,951,457
Motorola Solutions, Inc.	30,847	2,475,472
Total		36,284,010
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	57,125	3,899,353
Corning, Inc.	176,213	4,234,398
FLIR Systems, Inc.	25,406	912,329
TE Connectivity Ltd.	65,794	4,450,306
Total		13,496,386
Internet Software & Services 4.2%
Akamai Technologies, Inc. (a)	32,329	2,156,345
Alphabet, Inc., Class A (a)	54,556	42,328,909
Alphabet, Inc., Class C (a)	54,676	41,446,595
eBay, Inc. (a)	194,289	5,403,177

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Facebook, Inc., Class A (a)	429,836	$50,901,179
VeriSign, Inc. (a)	17,185	1,355,037
Yahoo!, Inc. (a)	162,027	6,646,348
Total		150,237,590
IT Services 3.7%
Accenture PLC, Class A	115,189	13,757,022
Alliance Data Systems Corp.	10,826	2,476,772
Automatic Data Processing, Inc.	84,408	8,104,856
Cognizant Technology Solutions Corp., Class A (a)	112,308	6,185,925
CSRA, Inc.	26,944	862,477
Fidelity National Information Services, Inc.	60,663	4,682,577
Fiserv, Inc. (a)	40,678	4,255,732
Global Payments, Inc.	28,430	1,948,876
International Business Machines Corp.	160,947	26,108,822
MasterCard, Inc., Class A	177,433	18,133,653
Paychex, Inc.	59,376	3,500,215
PayPal Holdings, Inc. (a)	207,692	8,158,142
Teradata Corp. (a)	24,133	647,971
Total System Services, Inc.	30,616	1,506,920
Visa, Inc., Class A	349,056	26,989,010
Western Union Co. (The)	90,250	1,897,958
Xerox Corp.	157,497	1,472,597
Total		130,689,525
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc.	56,895	4,223,885
Applied Materials, Inc.	200,008	6,440,258
Broadcom Ltd.	73,187	12,477,652
First Solar, Inc. (a)	14,203	430,635
Intel Corp.	875,409	30,376,692
KLA-Tencor Corp.	28,861	2,304,262
Lam Research Corp.	29,655	3,144,023
Linear Technology Corp.	44,357	2,773,643
Microchip Technology, Inc.	39,841	2,636,677
Micron Technology, Inc. (a)	192,138	3,752,455
NVIDIA Corp.	98,992	9,127,063
Qorvo, Inc. (a)	23,664	1,263,894
QUALCOMM, Inc.	272,683	18,577,893
Skyworks Solutions, Inc.	34,693	2,666,157
Texas Instruments, Inc.	185,629	13,723,552
Xilinx, Inc.	46,906	2,531,986
Total		116,450,727

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 4.3%
Activision Blizzard, Inc.	126,225	$4,621,097
Adobe Systems, Inc. (a)	92,201	9,479,185
Autodesk, Inc. (a)	36,134	2,623,690
CA, Inc.	58,140	1,858,154
Citrix Systems, Inc. (a)	28,819	2,499,472
Electronic Arts, Inc. (a)	55,657	4,410,261
Intuit, Inc.	45,338	5,154,024
Microsoft Corp.	1,441,901	86,888,954
Oracle Corp.	556,888	22,381,329
Red Hat, Inc. (a)	33,511	2,651,055
Salesforce.com, Inc. (a)	119,147	8,578,584
Symantec Corp.	113,911	2,778,289
Total		153,924,094
Technology Hardware, Storage & Peripherals 3.6%
Apple, Inc.	997,062	110,195,292
Hewlett Packard Enterprise Co.	307,479	7,318,000
HP, Inc.	316,571	4,875,194
NetApp, Inc.	51,568	1,885,326
Seagate Technology PLC	55,256	2,215,766
Western Digital Corp.	52,602	3,348,643
Total		129,838,221
TOTAL INFORMATION TECHNOLOGY		730,920,553
MATERIALS 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	40,071	5,788,657
Albemarle Corp.	20,800	1,825,824
CF Industries Holdings, Inc.	43,137	1,248,385
Dow Chemical Co. (The)	208,503	11,617,787
Eastman Chemical Co.	27,331	2,053,105
Ecolab, Inc.	48,563	5,668,759
EI du Pont de Nemours & Co.	161,787	11,909,141
FMC Corp.	24,761	1,389,587
International Flavors & Fragrances, Inc.	14,727	1,782,703
LyondellBasell Industries NV, Class A	63,075	5,696,934
Monsanto Co.	80,968	8,316,223
Mosaic Co. (The)	64,796	1,840,206
PPG Industries, Inc.	49,276	4,727,047
Praxair, Inc.	52,778	6,349,194
Sherwin-Williams Co. (The)	14,846	3,988,675
Total		74,202,227
Construction Materials 0.2%
Martin Marietta Materials, Inc.	11,734	2,575,026

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (continued)
Vulcan Materials Co.	24,624	$3,094,006
Total		5,669,032
Containers & Packaging 0.3%
Avery Dennison Corp.	16,444	1,184,955
Ball Corp.	32,243	2,420,160
International Paper Co.	76,089	3,707,056
Owens-Illinois, Inc. (a)	29,988	550,879
Sealed Air Corp.	36,401	1,659,886
WestRock Co.	46,532	2,382,438
Total		11,905,374
Metals & Mining 0.3%
Alcoa Corp.	1	29
Freeport-McMoRan, Inc. (a)	226,115	3,470,865
Newmont Mining Corp.	98,177	3,184,862
Nucor Corp.	58,906	3,663,364
Total		10,319,120
TOTAL MATERIALS		102,095,753
REAL ESTATE 2.7%
Equity Real Estate Investment Trusts (REITs) 2.7%
American Tower Corp.	78,736	8,052,331
Apartment Investment & Management Co., Class A	28,982	1,220,142
AvalonBay Communities, Inc.	25,408	4,179,362
Boston Properties, Inc.	28,442	3,523,395
Crown Castle International Corp.	66,729	5,569,202
Digital Realty Trust, Inc.	29,410	2,715,425
Equinix, Inc.	13,153	4,455,710
Equity Residential	67,637	4,058,896
Essex Property Trust, Inc.	12,123	2,617,598
Extra Space Storage, Inc.	23,280	1,633,325
Federal Realty Investment Trust	13,120	1,842,310
General Growth Properties, Inc.	108,051	2,738,012
HCP, Inc.	86,524	2,555,054
Host Hotels & Resorts, Inc.	137,389	2,451,020
Iron Mountain, Inc.	45,302	1,494,966
Kimco Realty Corp.	77,721	1,984,994
Macerich Co. (The)	22,322	1,515,441
ProLogis, Inc.	97,506	4,963,055
Public Storage	27,591	5,774,796
Realty Income Corp.	47,849	2,652,749
Simon Property Group, Inc.	58,142	10,445,210
SL Green Realty Corp.	18,563	1,955,798
UDR, Inc.	49,420	1,682,257
Ventas, Inc.	65,009	3,927,844

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	31,794	$3,107,864
Welltower, Inc.	66,229	4,157,857
Weyerhaeuser Co.	138,543	4,271,281
Total		95,545,894
Real Estate Management & Development —%
CBRE Group, Inc., Class A (a)	55,272	1,605,099
TOTAL REAL ESTATE		97,150,993
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	1,138,350	43,974,460
CenturyLink, Inc.	101,025	2,376,108
Frontier Communications Corp.	217,064	792,284
Level 3 Communications, Inc. (a)	53,885	2,967,447
Verizon Communications, Inc.	754,262	37,637,674
Total		87,747,973
TOTAL TELECOMMUNICATION SERVICES		87,747,973
UTILITIES 3.0%
Electric Utilities 1.8%
Alliant Energy Corp.	42,070	1,511,154
American Electric Power Co., Inc.	90,989	5,372,901
Duke Energy Corp.	127,478	9,404,052
Edison International	60,290	4,146,143
Entergy Corp.	33,114	2,275,925
Eversource Energy	58,697	3,029,939
Exelon Corp.	170,765	5,551,570
FirstEnergy Corp.	78,675	2,461,741
NextEra Energy, Inc.	86,430	9,872,899
PG&E Corp.	92,240	5,423,712
Pinnacle West Capital Corp.	20,576	1,521,184
PPL Corp.	125,473	4,198,327
Southern Co. (The)	181,092	8,478,727
Xcel Energy, Inc.	93,989	3,666,511
Total		66,914,785
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	121,956	1,396,396
NRG Energy, Inc.	58,336	661,530
Total		2,057,926

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 1.0%
Ameren Corp.	44,899	$2,205,439
CenterPoint Energy, Inc.	79,694	1,901,499
CMS Energy Corp.	51,635	2,076,760
Consolidated Edison, Inc.	56,329	3,930,074
Dominion Resources, Inc.	115,794	8,486,542
DTE Energy Co.	33,200	3,090,588
NiSource, Inc.	59,617	1,307,997
Public Service Enterprise Group, Inc.	93,609	3,866,988
SCANA Corp.	26,442	1,864,954
Sempra Energy	46,223	4,613,056
WEC Energy Group, Inc.	58,401	3,271,040
Total		36,614,937
Water Utilities 0.1%
American Water Works Co., Inc.	32,920	2,385,712
TOTAL UTILITIES		107,973,360
Total Common Stocks (Cost: $1,982,931,402)		$3,512,476,691

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.480% (c)(e)	40,052,489	$39,547,060
Total Money Market Funds (Cost: $39,543,105)		$39,547,060
Total Investments (Cost: $2,022,474,507) (f)		$3,552,023,751(g)
Other Assets & Liabilities, Net		6,613,670
Net Assets		$3,558,637,421

At November 30, 2016, securities totaling $3,518,190 were pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P 500 Index	73	USD	40,128,100	12/2016	935,744	—
S&P 500 Index	1	USD	549,700	12/2016	22,071	—
Total			40,677,800		957,815	—

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	955,898	—	(306,746)	133,082	782,234	70,329	3,410,767
Columbia Short-Term Cash Fund	28,155,791	288,116,145	(276,728,695)	(136)	39,543,105	138,005	39,547,060
Total	29,111,689	288,116,145	(277,035,441)	132,946	40,325,339	208,334	42,957,827

(d)	Represents fractional shares.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(f)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $2,022,475,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,622,142,000
Unrealized Depreciation	(92,593,000)
Net Unrealized Appreciation	$1,529,549,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	432,791,784	—	—	432,791,784
Consumer Staples	325,347,528	—	—	325,347,528
Energy	264,108,592	—	—	264,108,592
Financials	514,420,266	—	—	514,420,266
Health Care	482,564,799	1	—	482,564,800
Industrials	367,355,089	—	—	367,355,089
Information Technology	730,920,553	—	—	730,920,553
Materials	102,095,753	—	—	102,095,753
Real Estate	97,150,993	—	—	97,150,993
Telecommunication Services	87,747,973	—	—	87,747,973
Utilities	107,973,360	—	—	107,973,360
Total Common Stocks	3,512,476,690	1	—	3,512,476,691

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	39,547,060
Total Investments	3,512,476,690	1	—	3,552,023,751
Derivatives
Assets
Futures Contracts	957,815	—	—	957,815
Total	3,513,434,505	1	—	3,552,981,566

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Large Cap Growth Fund III

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 18.4%
Hotels, Restaurants & Leisure 2.5%
Norwegian Cruise Line Holdings Ltd. (a)	371,300	$14,781,453
Yum China Holdings, Inc. (a)	343,203	9,650,868
Yum! Brands, Inc.	343,203	21,755,638
Total		46,187,959
Household Durables 1.5%
Newell Brands, Inc.	595,462	27,992,669
Internet & Direct Marketing Retail 7.1%
Amazon.com, Inc. (a)	97,855	73,447,027
Ctrip.com International Ltd., ADR (a)	400,471	18,113,303
Expedia, Inc.	113,554	14,086,374
Priceline Group, Inc. (The) (a)	16,205	24,367,135
Total		130,013,839
Media 4.6%
Comcast Corp., Class A	812,614	56,484,799
DISH Network Corp., Class A (a)	459,971	26,425,334
Total		82,910,133
Multiline Retail 1.0%
Dollar General Corp.	243,418	18,821,080
Specialty Retail 1.7%
TJX Companies, Inc. (The)	385,747	30,219,420
TOTAL CONSUMER DISCRETIONARY		336,145,100
CONSUMER STAPLES 7.5%
Beverages 4.2%
Constellation Brands, Inc., Class A	120,452	18,205,115
Molson Coors Brewing Co., Class B	172,396	16,899,980
PepsiCo, Inc.	411,807	41,221,881
Total		76,326,976
Food & Staples Retailing 1.7%
SYSCO Corp.	583,587	31,076,008
Tobacco 1.6%
Philip Morris International, Inc.	325,718	28,754,385
TOTAL CONSUMER STAPLES		136,157,369

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Cimarex Energy Co.	79,096	$10,905,756
Hess Corp.	284,683	15,930,861
Total		26,836,617
TOTAL ENERGY		26,836,617
FINANCIALS 4.5%
Banks 0.2%
First Republic Bank	44,338	3,631,282
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	625,784	29,674,677
BlackRock, Inc.	33,153	12,292,801
Goldman Sachs Group, Inc. (The)	166,278	36,463,103
Total		78,430,581
TOTAL FINANCIALS		82,061,863
HEALTH CARE 17.1%
Biotechnology 9.2%
AbbVie, Inc.	487,498	29,639,878
Alexion Pharmaceuticals, Inc. (a)	194,188	23,805,507
Biogen, Inc. (a)	125,790	36,991,065
BioMarin Pharmaceutical, Inc. (a)	179,303	15,353,716
Celgene Corp. (a)	248,596	29,461,112
Incyte Corp. (a)	138,464	14,163,483
Vertex Pharmaceuticals, Inc. (a)	219,044	17,876,181
Total		167,290,942
Health Care Equipment & Supplies 4.2%
Edwards Lifesciences Corp. (a)	303,787	25,168,753
Medtronic PLC	343,112	25,050,607
Zimmer Biomet Holdings, Inc.	258,455	26,326,226
Total		76,545,586
Health Care Providers & Services 1.3%
Aetna, Inc.	178,207	23,316,604
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	174,808	24,492,349
Pharmaceuticals 1.1%
Bristol-Myers Squibb Co.	353,028	19,924,900
TOTAL HEALTH CARE		311,570,381

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 11.2%
Aerospace & Defense 1.5%
L-3 Communications Holdings, Inc.	174,967	$27,604,544
Air Freight & Logistics 2.1%
FedEx Corp.	197,893	37,930,151
Airlines 1.3%
Alaska Air Group, Inc.	280,426	23,070,647
Machinery 3.9%
Ingersoll-Rand PLC	416,296	31,030,704
Stanley Black & Decker, Inc.	208,572	24,742,896
Xylem, Inc.	282,821	14,587,907
Total		70,361,507
Professional Services 0.9%
Nielsen Holdings PLC	399,755	17,229,440
Road & Rail 1.5%
Kansas City Southern	309,639	27,468,076
TOTAL INDUSTRIALS		203,664,365
INFORMATION TECHNOLOGY 36.0%
Internet Software & Services 10.9%
Alibaba Group Holding Ltd., ADR (a)	281,996	26,513,264
Alphabet, Inc., Class A (a)	112,922	87,613,921
Alphabet, Inc., Class C (a)	15,067	11,421,389
Facebook, Inc., Class A (a)	615,469	72,883,839
Total		198,432,413
IT Services 4.2%
Leidos Holdings, Inc.	469,532	24,040,038
Visa, Inc., Class A	670,314	51,828,679
Total		75,868,717
Semiconductors & Semiconductor Equipment 6.8%
Broadcom Ltd.	177,588	30,276,978
Lam Research Corp.	214,288	22,718,814
Micron Technology, Inc. (a)	724,757	14,154,504
NVIDIA Corp.	354,562	32,690,617
NXP Semiconductors NV (a)	131,080	12,996,582
ON Semiconductor Corp. (a)	1,016,071	11,969,316
Total		124,806,811

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 10.3%
Electronic Arts, Inc. (a)	465,223	$36,864,270
Microsoft Corp.	1,329,065	80,089,457
Mobileye NV (a)	201,469	7,500,691
Red Hat, Inc. (a)	357,696	28,297,331
Salesforce.com, Inc. (a)	267,322	19,247,184
ServiceNow, Inc. (a)	180,988	15,049,152
Total		187,048,085
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	623,425	68,900,931
TOTAL INFORMATION TECHNOLOGY		655,056,957
MATERIALS 1.3%
Chemicals 1.3%
Eastman Chemical Co.	314,098	23,595,042
TOTAL MATERIALS		23,595,042
REAL ESTATE 2.1%
Equity Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	252,791	25,852,935
Simon Property Group, Inc.	71,161	12,784,074
Total		38,637,009
TOTAL REAL ESTATE		38,637,009
Total Common Stocks (Cost: $1,594,304,122)		$1,813,724,703

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	10,549,955	$10,551,010
Total Money Market Funds (Cost: $10,549,955)		$10,551,010
Total Investments
(Cost: $1,604,854,077) (d)		$1,824,275,713(e)
Other Assets & Liabilities, Net		(4,076,868)
Net Assets		$1,820,198,845

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,592,349	205,471,858	(223,514,052)	(200)	10,549,955	39,152	10,551,010

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $1,604,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$262,393,000
Unrealized Depreciation	(42,971,000)
Net Unrealized Appreciation	$219,422,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	336,145,100	—	—	336,145,100
Consumer Staples	136,157,369	—	—	136,157,369
Energy	26,836,617	—	—	26,836,617
Financials	82,061,863	—	—	82,061,863
Health Care	311,570,381	—	—	311,570,381
Industrials	203,664,365	—	—	203,664,365
Information Technology	655,056,957	—	—	655,056,957
Materials	23,595,042	—	—	23,595,042
Real Estate	38,637,009	—	—	38,637,009
Total Common Stocks	1,813,724,703	—	—	1,813,724,703
Investments measured at net asset value
Money Market Funds	—	—	—	10,551,010
Total Investments	1,813,724,703	—	—	1,824,275,713

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Index Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.5%
Dana, Inc.	358,220	$6,050,336
Gentex Corp.	716,246	13,243,388
Total		19,293,724
Automobiles 0.3%
Thor Industries, Inc.	119,274	11,995,386
Distributors 0.3%
Pool Corp.	105,010	10,565,056
Diversified Consumer Services 0.7%
DeVry Education Group, Inc.	141,708	4,229,984
Graham Holdings Co., Class B	11,622	5,691,874
Service Corp. International	483,581	13,051,851
Sotheby’s	119,792	4,679,076
Total		27,652,785
Hotels, Restaurants & Leisure 2.6%
Brinker International, Inc.	123,999	6,585,587
Buffalo Wild Wings, Inc. (a)	45,700	7,705,020
Cheesecake Factory, Inc. (The)	111,675	6,607,810
Churchill Downs, Inc.	31,070	4,756,817
Cracker Barrel Old Country Store, Inc.	59,790	9,730,224
Domino’s Pizza, Inc.	120,520	20,252,181
Dunkin’ Brands Group, Inc.	229,130	12,439,468
International Speedway Corp., Class A	65,019	2,392,699
Jack in the Box, Inc.	81,610	8,489,072
Panera Bread Co., Class A (a)	55,601	11,793,528
Texas Roadhouse, Inc.	160,090	7,506,620
Wendy’s Co. (The)	508,928	6,397,225
Total		104,656,251
Household Durables 1.5%
CalAtlantic Group, Inc.	186,290	6,220,223
Helen of Troy Ltd. (a)	69,520	5,916,152
KB Home	206,606	3,272,639
NVR, Inc. (a)	9,052	14,437,940
Tempur Sealy International, Inc. (a)	126,924	8,034,289
Toll Brothers, Inc. (a)	376,906	11,179,032
TRI Pointe Group, Inc. (a)	365,090	4,242,346
Tupperware Brands Corp.	126,210	6,997,083
Total		60,299,704
Internet & Direct Marketing Retail 0.1%
HSN, Inc.	79,619	3,033,484

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products 0.7%
Brunswick Corp.	225,320	$11,293,038
Polaris Industries, Inc.	148,864	12,930,327
Vista Outdoor, Inc. (a)	150,684	6,049,963
Total		30,273,328

Media 1.3%
AMC Networks, Inc., Class A (a)	149,634	8,267,279
Cable One, Inc.	11,714	6,923,677
Cinemark Holdings, Inc.	264,133	10,523,059
John Wiley & Sons, Inc., Class A	111,744	6,129,158
Live Nation Entertainment, Inc. (a)	329,680	9,125,542
Meredith Corp.	91,248	5,068,826
New York Times Co. (The), Class A	304,079	3,953,027
Time, Inc.	250,000	4,050,000
Total		54,040,568

Multiline Retail 0.3%
Big Lots, Inc.	110,820	5,608,600
JCPenney Co., Inc. (a)	768,540	7,278,074
Total		12,886,674
Specialty Retail 2.2%
Aaron’s, Inc.	161,759	4,710,422
American Eagle Outfitters, Inc.	426,704	7,066,218
Cabela’s, Inc. (a)	128,240	7,981,658
Chico’s FAS, Inc.	329,748	5,048,442
CST Brands, Inc.	189,020	9,078,631
Dick’s Sporting Goods, Inc.	219,810	12,984,177
GameStop Corp., Class A	259,620	6,410,018
Murphy USA, Inc. (a)	91,940	6,269,389
Office Depot, Inc.	1,358,442	6,615,612
Restoration Hardware Holdings, Inc. (a)	95,330	3,436,646
Sally Beauty Holdings, Inc. (a)	365,740	9,578,731
Williams-Sonoma, Inc.	204,848	11,221,573
Total		90,401,517
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.	125,022	11,413,258
Deckers Outdoor Corp. (a)	80,022	4,759,709
Fossil Group, Inc. (a)	104,580	3,495,064
Kate Spade & Co. (a)	319,740	4,748,139
Skechers U.S.A., Inc., Class A (a)	332,960	7,584,829
Total		32,000,999
TOTAL CONSUMER DISCRETIONARY		457,099,476

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 4.2%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A (a)	22,620	$3,915,522
Food & Staples Retailing 0.6%
Casey’s General Stores, Inc.	97,850	11,786,033
Sprouts Farmers Market, Inc. (a)	348,440	6,972,284
United Natural Foods, Inc. (a)	125,821	5,907,296
Total		24,665,613
Food Products 2.9%
Dean Foods Co.	225,825	4,484,884
Flowers Foods, Inc.	454,651	7,056,183
Hain Celestial Group, Inc. (The) (a)	258,360	10,125,128
Ingredion, Inc.	180,276	21,160,797
Lamb Weston Holdings, Inc. (a)	346,220	11,591,446
Lancaster Colony Corp.	48,625	6,589,174
Post Holdings, Inc. (a)	161,461	12,324,318
Snyders-Lance, Inc.	213,540	7,956,500
Tootsie Roll Industries, Inc.	43,925	1,658,169
TreeHouse Foods, Inc. (a)	141,650	9,819,178
WhiteWave Foods Co. (The) (a)	442,540	24,379,529
Total		117,145,306
Household Products 0.2%
Energizer Holdings, Inc.	154,603	6,937,037
Personal Products 0.4%
Avon Products, Inc. (a)	1,091,440	5,861,033
Edgewell Personal Care Co. (a)	147,223	11,651,228
Total		17,512,261
TOTAL CONSUMER STAPLES		170,175,739
ENERGY 4.0%
Energy Equipment & Services 1.6%
Diamond Offshore Drilling, Inc.	161,010	2,907,841
Dril-Quip, Inc. (a)	93,830	5,306,086
Ensco PLC, Class A	752,730	7,271,372
Nabors Industries Ltd.	707,720	11,394,292
Noble Corp. PLC	607,430	3,778,215
Oceaneering International, Inc.	244,896	6,526,478
Oil States International, Inc. (a)	128,228	4,596,974
Patterson-UTI Energy, Inc.	368,953	9,839,976
Rowan Companies PLC, Class A	313,230	5,581,759
Superior Energy Services, Inc.	378,869	6,531,701
Total		63,734,694

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 2.4%
CONSOL Energy, Inc.	441,220	$9,080,308
Denbury Resources, Inc. (a)	994,800	3,760,344
Energen Corp.	242,425	15,047,320
Gulfport Energy Corp. (a)	313,100	8,043,539
HollyFrontier Corp.	440,850	12,683,255
QEP Resources, Inc.	598,420	11,764,937
SM Energy Co.	216,949	8,647,587
Western Refining, Inc.	197,670	7,090,423
World Fuel Services Corp.	175,940	7,822,292
WPX Energy, Inc. (a)	859,960	13,363,778
Total		97,303,783
TOTAL ENERGY		161,038,477
FINANCIALS 16.1%
Banks 6.6%
Associated Banc-Corp.	371,089	8,479,384
BancorpSouth, Inc.	214,920	6,135,966
Bank of Hawaii Corp.	107,056	8,925,259
Bank of the Ozarks, Inc.	226,850	11,006,762
Cathay General Bancorp	185,135	6,498,238
Chemical Financial Corp.	174,740	9,065,511
Commerce Bancshares, Inc.	217,773	11,936,146
Cullen/Frost Bankers, Inc.	138,049	11,362,813
East West Bancorp, Inc.	359,887	17,231,390
First Horizon National Corp.	579,460	11,056,097
FNB Corp.	524,770	8,018,486
Fulton Financial Corp.	432,215	7,671,816
Hancock Holding Co.	193,661	8,046,615
International Bancshares Corp.	144,942	5,641,867
MB Financial, Inc.	178,240	7,712,445
PacWest Bancorp	300,720	15,411,900
PrivateBancorp, Inc.	198,540	9,287,701
Prosperity Bancshares, Inc.	173,525	11,475,208
Signature Bank (a)	134,071	20,098,584
SVB Financial Group (a)	129,967	20,538,685
Synovus Financial Corp.	307,015	11,884,551
TCF Financial Corp.	427,179	7,411,556
Trustmark Corp.	168,890	5,693,282
Umpqua Holdings Corp.	549,930	9,772,256
Valley National Bancorp	635,541	7,207,035
Webster Financial Corp.	228,955	11,358,457
Total		268,928,010
Capital Markets 3.5%
CBOE Holdings, Inc.	203,008	13,987,251
Eaton Vance Corp.	283,272	11,455,520

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Factset Research Systems, Inc.	101,524	$16,261,099
Federated Investors, Inc., Class B	234,350	6,442,281
Janus Capital Group, Inc.	357,550	4,826,925
MarketAxess Holdings, Inc.	93,970	15,577,407
MSCI, Inc.	236,327	18,622,568
Raymond James Financial, Inc.	314,926	22,655,776
SEI Investments Co.	338,445	15,967,835
Stifel Financial Corp. (a)	165,360	8,243,196
Waddell & Reed Financial, Inc., Class A	206,896	4,040,679
WisdomTree Investments, Inc.	286,530	3,169,022
Total		141,249,559
Consumer Finance 0.3%
SLM Corp. (a)	1,068,740	10,762,212
Insurance 5.0%
Alleghany Corp. (a)	38,558	21,899,016
American Financial Group, Inc.	182,287	14,989,460
Aspen Insurance Holdings Ltd.	150,364	7,661,046
Brown & Brown, Inc.	286,323	12,412,102
CNO Financial Group, Inc.	437,400	7,829,460
Endurance Specialty Holdings Ltd.	160,340	14,783,348
Everest Re Group Ltd.	104,610	22,025,635
First American Financial Corp.	274,015	10,341,326
Genworth Financial, Inc., Class A (a)	1,244,570	5,326,760
Hanover Insurance Group, Inc. (The)	106,750	9,243,483
Kemper Corp.	121,321	4,968,095
Mercury General Corp.	91,081	5,319,130
Old Republic International Corp.	609,566	10,892,944
Primerica, Inc.	116,065	8,205,796
Reinsurance Group of America, Inc.	159,999	19,527,878
RenaissanceRe Holdings Ltd.	102,920	13,437,235
WR Berkley Corp.	245,263	15,154,801
Total		204,017,515
Thrifts & Mortgage Finance 0.7%
New York Community Bancorp, Inc.	1,216,434	19,438,615
Washington Federal, Inc.	225,989	7,333,343
Total		26,771,958
TOTAL FINANCIALS		651,729,254
HEALTH CARE 7.4%
Biotechnology 0.3%
United Therapeutics Corp. (a)	108,558	13,635,970

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.6%
ABIOMED, Inc. (a)	99,950	$11,218,388
Align Technology, Inc. (a)	187,920	17,485,956
Halyard Health, Inc. (a)	116,560	4,330,204
Hill-Rom Holdings, Inc.	148,784	7,936,139
IDEXX Laboratories, Inc. (a)	223,622	26,309,128
LivaNova PLC (a)	110,300	4,882,981
NuVasive, Inc. (a)	125,410	8,139,109
ResMed, Inc.	351,397	21,603,887
STERIS PLC	215,158	14,116,516
Teleflex, Inc.	109,977	16,268,898
West Pharmaceutical Services, Inc.	182,860	14,839,089
Total		147,130,295
Health Care Providers & Services 2.0%
Amsurg Corp. (a)	136,890	9,324,947
HealthSouth Corp.	224,200	9,342,414
LifePoint Health, Inc. (a)	100,317	5,512,419
Mednax, Inc. (a)	229,802	15,045,137
Molina Healthcare, Inc. (a)	106,390	5,623,775
Owens & Minor, Inc.	155,860	5,285,213
Tenet Healthcare Corp. (a)	198,830	3,028,181
VCA, Inc. (a)	201,962	12,642,821
WellCare Health Plans, Inc. (a)	110,556	15,148,383
Total		80,953,290
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc. (a)	465,923	5,115,835
Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A (a)	51,591	8,951,038
Bio-Techne Corp.	93,141	9,813,336
Charles River Laboratories International, Inc. (a)	118,108	8,397,479
PAREXEL International Corp. (a)	132,090	7,793,310
Total		34,955,163
Pharmaceuticals 0.5%
Akorn, Inc. (a)	220,330	4,675,403
Catalent, Inc. (a)	311,540	7,455,152
Prestige Brands Holdings, Inc. (a)	132,160	6,286,851
Total		18,417,406
TOTAL HEALTH CARE		300,207,959
INDUSTRIALS 14.7%
Aerospace & Defense 2.1%
B/E Aerospace, Inc.	253,804	15,238,392

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Curtiss-Wright Corp.	110,940	$11,151,689
Esterline Technologies Corp. (a)	73,413	6,456,673
Huntington Ingalls Industries, Inc.	116,849	20,887,927
KLX, Inc. (a)	131,632	5,132,332
Orbital ATK, Inc.	146,247	12,479,257
Teledyne Technologies, Inc. (a)	86,550	10,807,498
Triumph Group, Inc.	123,702	3,438,916
Total		85,592,684
Airlines 0.4%
JetBlue Airways Corp. (a)	808,266	16,238,064
Building Products 0.8%
AO Smith Corp.	370,290	18,007,203
Lennox International, Inc.	97,712	14,526,843
Total		32,534,046
Commercial Services & Supplies 1.3%
Clean Harbors, Inc. (a)	130,670	6,905,909
Copart, Inc. (a)	243,124	13,303,745
Deluxe Corp.	121,792	8,245,318
Herman Miller, Inc.	149,469	4,857,743
HNI Corp.	111,025	5,858,789
MSA Safety, Inc.	77,786	4,835,178
Rollins, Inc.	239,889	7,707,634
Total		51,714,316
Construction & Engineering 1.2%
AECOM (a)	383,845	13,952,766
Dycom Industries, Inc. (a)	78,490	5,747,823
EMCOR Group, Inc.	151,850	10,533,834
Granite Construction, Inc.	98,892	5,833,639
KBR, Inc.	355,827	5,945,869
Valmont Industries, Inc.	56,531	8,417,466
Total		50,431,397
Electrical Equipment 0.8%
EnerSys	108,460	8,631,247
Hubbell, Inc.	128,525	14,430,787
Regal Beloit Corp.	111,764	8,147,595
Total		31,209,629
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	161,384	18,102,443
Machinery 5.0%
AGCO Corp.	170,171	9,495,542
CLARCOR, Inc.	121,778	8,579,260

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Crane Co.	123,975	$9,110,923
Donaldson Co., Inc.	332,475	13,485,186
Graco, Inc.	139,052	11,295,194
IDEX Corp.	190,133	17,798,350
ITT, Inc.	223,772	9,033,676
Joy Global, Inc.	245,160	6,871,835
Kennametal, Inc.	199,046	6,865,096
Lincoln Electric Holdings, Inc.	157,915	12,397,907
Nordson Corp.	132,836	14,177,586
Oshkosh Corp.	183,530	12,847,100
Terex Corp.	271,225	8,277,787
Timken Co. (The)	175,955	6,871,043
Toro Co. (The)	273,000	14,449,890
Trinity Industries, Inc.	380,596	10,576,763
Wabtec Corp.	225,070	19,056,677
Woodward, Inc.	138,187	9,359,405
Total		200,549,220
Marine 0.2%
Kirby Corp. (a)	134,508	8,534,533
Professional Services 0.6%
CEB, Inc.	80,428	4,741,231
FTI Consulting, Inc. (a)	105,343	4,498,146
ManpowerGroup, Inc.	171,157	14,618,519
Total		23,857,896
Road & Rail 1.1%
Avis Budget Group, Inc. (a)	219,560	8,406,952
Genesee & Wyoming, Inc., Class A (a)	142,974	10,923,214
Landstar System, Inc.	105,158	8,565,119
Old Dominion Freight Line, Inc. (a)	173,810	15,173,613
Werner Enterprises, Inc.	111,574	3,018,077
Total		46,086,975
Trading Companies & Distributors 0.8%
GATX Corp.	100,898	5,513,067
MSC Industrial Direct Co., Inc., Class A	111,070	9,922,994
NOW, Inc. (a)	268,410	5,781,551
Watsco, Inc.	64,413	9,597,537
Total		30,815,149
TOTAL INDUSTRIALS		595,666,352
INFORMATION TECHNOLOGY 17.4%
Communications Equipment 1.5%
Arris International PLC (a)	476,200	13,662,178

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
Brocade Communications Systems, Inc.	1,001,160	$12,354,314
Ciena Corp. (a)	344,942	7,399,006
InterDigital, Inc.	85,544	6,775,085
Netscout Systems, Inc. (a)	229,750	7,168,200
Plantronics, Inc.	82,879	4,294,790
Viasat, Inc. (a)	128,170	9,135,958
Total		60,789,531
Electronic Equipment, Instruments & Components 4.3%
Arrow Electronics, Inc. (a)	227,936	15,561,191
Avnet, Inc.	318,090	14,597,150
Belden, Inc.	105,190	7,773,541
Cognex Corp.	212,560	12,691,958
Ingram Micro, Inc., Class A	373,766	13,993,799
IPG Photonics Corp. (a)	92,920	8,912,886
Jabil Circuit, Inc.	477,230	10,093,414
Keysight Technologies, Inc. (a)	424,410	15,631,020
Knowles Corp. (a)	221,500	3,550,645
Littelfuse, Inc.	56,040	8,170,072
National Instruments Corp.	263,376	7,761,691
SYNNEX Corp.	72,500	8,475,975
Tech Data Corp. (a)	87,944	7,463,807
Trimble Navigation Ltd. (a)	622,308	17,542,863
VeriFone Systems, Inc. (a)	277,146	4,680,996
Vishay Intertechnology, Inc.	336,588	5,099,308
Zebra Technologies Corp., Class A (a)	131,785	10,417,604
Total		172,417,920
Internet Software & Services 0.4%
comScore, Inc. (a)	111,810	3,246,962
j2 Global, Inc.	119,910	8,814,584
WebMD Health Corp. (a)	97,370	5,193,716
Total		17,255,262
IT Services 3.9%
Acxiom Corp. (a)	193,323	5,128,859
Broadridge Financial Solutions, Inc.	295,392	19,123,678
Computer Sciences Corp.	350,710	21,263,547
Convergys Corp.	239,524	6,196,486
CoreLogic, Inc. (a)	220,517	8,320,107
DST Systems, Inc.	81,467	8,408,209
Gartner, Inc. (a)	206,347	21,216,599
Jack Henry & Associates, Inc.	196,138	16,954,169
Leidos Holdings, Inc.	355,012	18,176,614
MAXIMUS, Inc.	162,070	8,960,850
NeuStar, Inc., Class A (a)	136,145	3,301,516

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Science Applications International Corp.	111,944	$9,243,216
WEX, Inc. (a)	96,027	10,611,944
Total		156,905,794
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. (a)	1,834,030	16,341,207
Cirrus Logic, Inc. (a)	156,040	8,582,200
Cree, Inc. (a)	251,868	6,377,298
Cypress Semiconductor Corp.	802,132	9,023,985
Integrated Device Technology, Inc. (a)	335,471	7,850,021
Intersil Corp., Class A	338,396	7,495,471
Microsemi Corp. (a)	282,680	15,476,730
Monolithic Power Systems, Inc.	93,040	7,633,002
Silicon Laboratories, Inc. (a)	103,882	6,892,571
Synaptics, Inc. (a)	86,940	4,745,185
Teradyne, Inc.	505,310	12,319,458
Total		102,737,128
Software 4.3%
ACI Worldwide, Inc. (a)	292,628	5,445,807
ANSYS, Inc. (a)	217,823	20,481,897
Cadence Design Systems, Inc. (a)	730,103	19,187,107
CDK Global, Inc.	374,980	21,636,346
CommVault Systems, Inc. (a)	103,175	5,571,450
Fair Isaac Corp.	77,062	8,761,179
Fortinet, Inc. (a)	366,590	11,034,359
Manhattan Associates, Inc. (a)	178,830	9,370,692
Mentor Graphics Corp.	270,117	9,872,776
PTC, Inc. (a)	287,100	13,984,641
Synopsys, Inc. (a)	377,966	22,859,384
Tyler Technologies, Inc. (a)	82,590	12,297,651
Ultimate Software Group, Inc. (The) (a)	72,270	14,810,291
Total		175,313,580
Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp. (a)	266,220	3,687,147
Diebold, Inc.	187,602	4,277,326
NCR Corp. (a)	309,190	11,981,112
Total		19,945,585
TOTAL INFORMATION TECHNOLOGY		705,364,800
MATERIALS 7.4%
Chemicals 3.0%
Ashland Global Holdings, Inc.	155,090	17,478,643
Cabot Corp.	155,789	7,934,334
Minerals Technologies, Inc.	87,005	7,047,405

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
NewMarket Corp.	23,083	$9,658,158
Olin Corp.	412,493	10,724,818
PolyOne Corp.	209,960	6,922,381
RPM International, Inc.	332,491	17,592,099
Scotts Miracle-Gro Co., Class A	113,157	10,327,839
Sensient Technologies Corp.	111,840	8,733,585
Valspar Corp. (The)	182,134	18,594,060
Versum Materials, Inc. (a)	270,410	6,614,229
Total		121,627,551
Construction Materials 0.3%
Eagle Materials, Inc.	120,480	11,710,656
Containers & Packaging 1.6%
AptarGroup, Inc.	157,182	11,502,579
Bemis Co., Inc.	236,540	11,843,558
Greif, Inc., Class A	64,393	3,307,868
Packaging Corp. of America	235,339	19,947,334
Silgan Holdings, Inc.	93,695	4,638,839
Sonoco Products Co.	250,336	13,550,688
Total		64,790,866
Metals & Mining 2.2%
Allegheny Technologies, Inc.	272,210	4,774,563
Carpenter Technology Corp.	116,412	4,164,057
Commercial Metals Co.	286,282	6,301,067
Compass Minerals International, Inc.	84,394	6,544,755
Reliance Steel & Aluminum Co.	181,141	14,690,535
Royal Gold, Inc.	163,005	11,351,668
Steel Dynamics, Inc.	608,779	21,599,479
United States Steel Corp.	420,740	13,606,732
Worthington Industries, Inc.	110,080	6,195,302
Total		89,228,158
Paper & Forest Products 0.3%
Domtar Corp.	156,306	6,138,137
Louisiana-Pacific Corp. (a)	355,027	6,866,222
Total		13,004,359
TOTAL MATERIALS		300,361,590
REAL ESTATE 10.7%
Equity Real Estate Investment Trusts (REITs) 10.3%
Alexandria Real Estate Equities, Inc.	194,741	21,341,666
American Campus Communities, Inc.	325,833	15,349,993
Camden Property Trust	218,307	17,182,944
Care Capital Properties, Inc.	209,650	5,048,372

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Communications Sales & Leasing, Inc.	339,494	$8,463,585
CoreCivic, Inc.	293,505	6,665,498
Corporate Office Properties Trust	236,661	6,773,238
Cousins Properties, Inc.	852,500	6,743,275
DCT Industrial Trust, Inc.	225,150	10,345,642
Douglas Emmett, Inc.	358,340	13,147,495
Duke Realty Corp.	875,999	22,276,655
Education Realty Trust, Inc.	182,440	7,407,064
EPR Properties	158,900	11,049,906
Equity One, Inc.	229,795	6,861,679
First Industrial Realty Trust, Inc.	291,860	7,719,697
Healthcare Realty Trust, Inc.	289,360	8,501,397
Highwoods Properties, Inc.	246,284	11,836,409
Hospitality Properties Trust	410,103	11,890,936
Kilroy Realty Corp.	230,215	16,653,753
Lamar Advertising Co. Class A	206,909	13,715,998
LaSalle Hotel Properties	282,370	7,926,126
Liberty Property Trust	366,471	14,438,957
Life Storage, Inc.	115,870	9,412,120
Mack-Cali Realty Corp.	223,898	6,056,441
Medical Properties Trust, Inc.	799,530	9,530,398
Mid-America Apartment Communities, Inc.	188,640	17,285,083
National Retail Properties, Inc.	367,138	15,669,450
Omega Healthcare Investors, Inc.	483,110	14,232,421
Post Properties, Inc.	133,610	8,687,322
Potlatch Corp.	101,197	4,156,667
Quality Care Properties, Inc. (a)	233,550	3,503,250
Rayonier, Inc.	306,855	8,134,726
Regency Centers Corp.	260,958	17,442,433
Senior Housing Properties Trust	593,105	10,711,476
Tanger Factory Outlet Centers, Inc.	239,890	8,269,008
Taubman Centers, Inc.	150,829	10,960,743
Urban Edge Properties	228,450	6,188,710
Washington Prime Group, Inc.	462,900	4,638,258
Weingarten Realty Investors	293,717	10,429,891
Total		416,648,682
Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	115,026	5,069,196
Jones Lang LaSalle, Inc.	112,828	11,427,220
Total		16,496,416
TOTAL REAL ESTATE		433,145,098

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	232,345	$6,257,051
TOTAL TELECOMMUNICATION SERVICES		6,257,051
UTILITIES 5.2%
Electric Utilities 1.8%
Great Plains Energy, Inc.	517,876	13,666,747
Hawaiian Electric Industries, Inc.	270,216	8,322,653
IDACORP, Inc.	125,879	9,585,686
OGE Energy Corp.	498,748	15,785,374
PNM Resources, Inc.	198,930	6,286,188
Westar Energy, Inc.	353,981	20,162,758
Total		73,809,406
Gas Utilities 2.1%
Atmos Energy Corp.	259,357	18,445,470
National Fuel Gas Co.	212,255	11,966,937
New Jersey Resources Corp.	215,160	7,412,262
ONE Gas, Inc.	130,470	7,829,505
Southwest Gas Corp.	118,580	8,790,335
UGI Corp.	432,671	19,383,661
WGL Holdings, Inc.	127,525	9,253,214
Total		83,081,384

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp. (a)	215,060	$3,002,238
Multi-Utilities 0.9%
Black Hills Corp.	130,672	7,676,980
MDU Resources Group, Inc.	487,766	13,569,650
NorthWestern Corp.	120,650	6,768,465
Vectren Corp.	206,880	10,153,670
Total		38,168,765
Water Utilities 0.3%
Aqua America, Inc.	442,878	13,166,763
TOTAL UTILITIES		211,228,556
Total Common Stocks (Cost: $2,755,908,407)		$3,992,274,352

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	62,502,219	$62,508,158
Total Money Market Funds (Cost: $62,502,219)		$62,508,158
Total Investments
(Cost: $2,818,410,626) (d)		$4,054,782,510(e)
Other Assets & Liabilities, Net		(6,260,584)
Net Assets		$4,048,521,926

At November 30, 2016, cash totaling $2,686,700 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
S&P Mid 400 E-mini	201	USD	32,700,690	12/2016	1,910,899	—
S&P Mid 400 E-mini	136	USD	22,125,840	12/2016	1,256,259	—
Total			54,826,530		3,167,158	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	43,938,078	427,897,081	(409,333,235)	295	62,502,219	10,043	62,508,158

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $2,818,411,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,399,921,000
Unrealized Depreciation	(163,549,000)
Net Unrealized Appreciation	$1,236,372,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	457,099,476	—	—	457,099,476
Consumer Staples	170,175,739	—	—	170,175,739
Energy	161,038,477	—	—	161,038,477
Financials	651,729,254	—	—	651,729,254
Health Care	300,207,959	—	—	300,207,959
Industrials	595,666,352	—	—	595,666,352
Information Technology	705,364,800	—	—	705,364,800
Materials	300,361,590	—	—	300,361,590
Real Estate	433,145,098	—	—	433,145,098
Telecommunication Services	6,257,051	—	—	6,257,051
Utilities	211,228,556	—	—	211,228,556
Total Common Stocks	3,992,274,352	—	—	3,992,274,352
Investments measured at net asset value
Money Market Funds	—	—	—	62,508,158
Total Investments	3,992,274,352	—	—	4,054,782,510
Derivatives
Assets
Futures Contracts	3,167,158	—	—	3,167,158
Total	3,995,441,510	—	—	4,057,949,668

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Mid Cap Value Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%
CONSUMER DISCRETIONARY 9.7%
Auto Components 0.9%
Gentex Corp.	1,268,175	$23,448,556
Diversified Consumer Services 1.2%
Houghton Mifflin Harcourt Co. (a)	1,435,253	15,859,546
ServiceMaster Global Holdings, Inc. (a)	440,650	16,841,643
Total		32,701,189
Hotels, Restaurants & Leisure 2.7%
Aramark	935,100	32,176,791
Extended Stay America, Inc.	891,550	13,872,518
Royal Caribbean Cruises Ltd.	321,775	26,054,122
Total		72,103,431
Household Durables 1.8%
D.R. Horton, Inc.	757,850	21,007,602
Mohawk Industries, Inc. (a)	137,525	27,152,936
Total		48,160,538
Internet & Direct Marketing Retail 0.8%
Liberty Interactive Corp., Class A (a)	1,109,550	22,978,780
Media 0.6%
DISH Network Corp., Class A (a)	260,400	14,959,980
Multiline Retail 0.8%
Macy’s, Inc.	534,050	22,536,910
Specialty Retail 0.9%
Burlington Stores, Inc. (a)	280,675	24,676,946
TOTAL CONSUMER DISCRETIONARY		261,566,330
CONSUMER STAPLES 3.4%
Beverages 1.2%
Coca-Cola European Partners PLC	417,800	13,561,788
Molson Coors Brewing Co., Class B	199,826	19,588,943
Total		33,150,731
Food Products 2.2%
Hershey Co. (The)	214,075	20,688,208
JM Smucker Co. (The)	307,615	38,744,109
Total		59,432,317
TOTAL CONSUMER STAPLES		92,583,048

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 11.2%
Energy Equipment & Services 3.2%
Baker Hughes, Inc.	597,250	$38,421,093
Helmerich & Payne, Inc.	226,725	17,151,746
Oceaneering International, Inc.	406,975	10,845,884
Patterson-UTI Energy, Inc.	710,175	18,940,367
Total		85,359,090
Oil, Gas & Consumable Fuels 8.0%
Cabot Oil & Gas Corp.	813,825	18,001,809
Cimarex Energy Co.	280,540	38,680,855
Hess Corp.	353,850	19,801,446
Marathon Petroleum Corp.	742,175	34,897,069
Newfield Exploration Co. (a)	482,850	21,834,477
Noble Energy, Inc.	1,457,100	55,602,936
WPX Energy, Inc. (a)	1,734,450	26,953,353
Total		215,771,945
TOTAL ENERGY		301,131,035
FINANCIALS 20.5%
Banks 7.3%
Fifth Third Bancorp	3,236,151	84,204,649
M&T Bank Corp.	529,550	76,223,427
SunTrust Banks, Inc.	709,625	36,865,019
Total		197,293,095
Capital Markets 2.7%
E*TRADE Financial Corp. (a)	1,216,175	41,970,199
Northern Trust Corp.	387,550	31,837,233
Total		73,807,432
Consumer Finance 2.7%
Synchrony Financial	2,095,825	72,431,712
Insurance 7.8%
Allstate Corp. (The)	626,725	43,820,612
Aon PLC	294,325	33,582,483
Cincinnati Financial Corp.	330,083	25,330,569
Hartford Financial Services Group, Inc. (The)	1,187,918	55,974,696
Lincoln National Corp.	772,725	49,531,672
Total		208,240,032
TOTAL FINANCIALS		551,772,271
HEALTH CARE 4.9%
Health Care Equipment & Supplies 2.6%
Teleflex, Inc.	210,175	31,091,188

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc.	383,775	$39,091,321
Total		70,182,509
Health Care Providers & Services 0.9%
Amsurg Corp. (a)	369,775	25,189,073
Life Sciences Tools & Services 0.8%
PerkinElmer, Inc.	427,500	21,682,800
Pharmaceuticals 0.6%
Mallinckrodt PLC (a)	276,600	14,576,820
TOTAL HEALTH CARE		131,631,202
INDUSTRIALS 12.1%
Aerospace & Defense 0.9%
Textron, Inc.	521,200	23,990,836
Airlines 2.3%
Southwest Airlines Co.	289,525	13,494,760
United Continental Holdings, Inc. (a)	704,275	48,559,761
Total		62,054,521
Commercial Services & Supplies 1.8%
Republic Services, Inc.	876,200	48,620,338
Construction & Engineering 0.4%
Granite Construction, Inc.	165,250	9,748,098
Industrial Conglomerates 1.3%
Carlisle Companies, Inc.	314,600	35,288,682
Machinery 4.2%
Cummins, Inc.	139,800	19,820,844
Dover Corp.	363,525	26,395,550
Ingersoll-Rand PLC	366,250	27,300,275
Kennametal, Inc.	390,100	13,454,549
Xylem, Inc.	483,675	24,947,957
Total		111,919,175
Professional Services 0.5%
FTI Consulting, Inc. (a)	312,018	13,323,169

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 0.7%
Norfolk Southern Corp.	176,775	$18,819,466
TOTAL INDUSTRIALS		323,764,285
INFORMATION TECHNOLOGY 9.3%
Communications Equipment 0.7%
Harris Corp.	178,650	18,500,994
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc.	786,375	18,896,591
FLIR Systems, Inc.	554,950	19,928,255
Total		38,824,846
Internet Software & Services 0.4%
Akamai Technologies, Inc. (a)	179,025	11,940,967
IT Services 1.2%
Leidos Holdings, Inc.	616,825	31,581,440
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	405,275	13,049,855
Lam Research Corp.	120,325	12,756,856
Micron Technology, Inc. (a)	1,467,700	28,664,181
NXP Semiconductors NV (a)	176,600	17,509,890
ON Semiconductor Corp. (a)	1,022,300	12,042,694
Skyworks Solutions, Inc.	165,850	12,745,573
Total		96,769,049
Software 1.4%
Activision Blizzard, Inc.	417,425	15,281,929
Electronic Arts, Inc. (a)	193,400	15,325,016
Nuance Communications, Inc. (a)	430,275	6,974,758
Total		37,581,703
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.	221,850	14,122,971
TOTAL INFORMATION TECHNOLOGY		249,321,970
MATERIALS 7.3%
Chemicals 2.7%
Albemarle Corp.	268,700	23,586,486
FMC Corp.	408,725	22,937,647
PPG Industries, Inc.	189,650	18,193,124
Valvoline, Inc.	333,393	6,997,919
Total		71,715,176

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.4%
Summit Materials, Inc., Class A (a)	503,975	$11,979,486
Containers & Packaging 2.4%
Bemis Co., Inc.	522,500	26,161,575
Packaging Corp. of America	225,925	19,149,403
Sealed Air Corp.	428,200	19,525,920
Total		64,836,898
Metals & Mining 1.8%
Steel Dynamics, Inc.	1,359,625	48,239,495
TOTAL MATERIALS		196,771,055
REAL ESTATE 10.1%
Equity Real Estate Investment Trusts (REITs) 10.1%
American Homes 4 Rent, Class A	1,307,175	27,542,177
Camden Property Trust	344,525	27,117,563
Communications Sales & Leasing, Inc.	750,554	18,711,311
Extra Space Storage, Inc.	218,379	15,321,471
Outfront Media, Inc.	628,327	15,840,124
ProLogis, Inc.	716,175	36,453,307
SL Green Realty Corp.	378,800	39,910,368
Taubman Centers, Inc.	396,425	28,808,205
VEREIT, Inc.	2,254,675	18,691,256
Welltower, Inc.	669,250	42,015,515
Total		270,411,297
TOTAL REAL ESTATE		270,411,297
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
SBA Communications Corp., Class A (a)	241,275	23,876,574
TOTAL TELECOMMUNICATION SERVICES		23,876,574

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 8.4%
Electric Utilities 5.4%
Edison International	756,900	$52,052,013
Pinnacle West Capital Corp.	598,850	44,272,980
Portland General Electric Co.	1,146,100	47,677,760
Total		144,002,753
Multi-Utilities 3.0%
CMS Energy Corp.	825,600	33,205,632
WEC Energy Group, Inc.	846,475	47,411,065
Total		80,616,697
TOTAL UTILITIES		224,619,450
Total Common Stocks (Cost: $2,000,497,821)		$2,627,448,517

Convertible Preferred Stocks 0.9%
ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Hess Corp., 8.000%	366,748	24,597,788
TOTAL ENERGY		24,597,788
Total Convertible Preferred Stocks (Cost: $18,337,400)		$24,597,788

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	35,524,028	$35,527,581
Total Money Market Funds (Cost: $35,524,028)		$35,527,581
Total Investments (Cost: $2,054,359,249) (d)		$2,687,573,886(e)
Other Assets & Liabilities, Net		(1,132,947)
Net Assets		$2,686,440,939

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,921,720	357,376,368	(362,774,150)	90	35,524,028	162,650	35,527,581

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $2,054,359,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$693,223,000
Unrealized Depreciation	(60,008,000)
Net Unrealized Appreciation	$633,215,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	261,566,330	—	—	261,566,330
Consumer Staples	92,583,048	—	—	92,583,048
Energy	301,131,035	—	—	301,131,035
Financials	551,772,271	—	—	551,772,271
Health Care	131,631,202	—	—	131,631,202
Industrials	323,764,285	—	—	323,764,285
Information Technology	249,321,970	—	—	249,321,970
Materials	196,771,055	—	—	196,771,055
Real Estate	270,411,297	—	—	270,411,297
Telecommunication Services	23,876,574	—	—	23,876,574
Utilities	224,619,450	—	—	224,619,450
Total Common Stocks	2,627,448,517	—	—	2,627,448,517
Convertible Preferred Stocks
Energy	24,597,788	—	—	24,597,788
Investments measured at net asset value
Money Market Funds	—	—	—	35,527,581
Total Investments	2,652,046,305	—	—	2,687,573,886

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Index Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 13.9%
Auto Components 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	380,040	$5,951,426
Cooper-Standard Holding, Inc. (a)	86,050	8,202,286
Dorman Products, Inc. (a)	150,885	10,899,933
Drew Industries, Inc.	122,237	12,847,109
Fox Factory Holding Corp. (a)	142,550	3,578,005
Gentherm, Inc. (a)	181,350	5,775,998
Motorcar Parts of America, Inc. (a)	92,620	2,265,485
Standard Motor Products, Inc.	99,379	4,962,987
Superior Industries International, Inc.	113,714	2,859,907
Total		57,343,136
Automobiles 0.1%
Winnebago Industries, Inc.	133,700	4,338,565
Distributors 0.2%
Core-Mark Holding Co., Inc.	230,000	8,397,300
Diversified Consumer Services 0.5%
American Public Education, Inc. (a)	79,904	1,845,783
Capella Education Co.	57,493	5,016,264
Career Education Corp. (a)	319,918	3,195,981
Regis Corp. (a)	174,390	2,354,265
Strayer Education, Inc. (a)	51,845	3,796,609
Total		16,208,902
Hotels, Restaurants & Leisure 2.9%
Belmond Ltd., Class A (a)	419,800	5,436,410
Biglari Holdings, Inc. (a)	5,039	2,362,938
BJ’s Restaurants, Inc. (a)	99,752	3,700,799
Bob Evans Farms, Inc.	98,270	4,387,755
Boyd Gaming Corp. (a)	407,463	7,676,603
Chuy’s Holdings, Inc. (a)	83,490	2,617,412
Dave & Buster’s Entertainment, Inc. (a)	184,760	8,656,006
DineEquity, Inc.	85,111	7,113,577
El Pollo Loco Holdings, Inc. (a)	106,960	1,347,696
Fiesta Restaurant Group, Inc. (a)	133,840	3,834,516
ILG, Inc.	528,768	9,554,838
Marcus Corp. (The)	93,763	2,812,890
Marriott Vacations Worldwide Corp.	120,747	9,374,797
Monarch Casino & Resort, Inc. (a)	54,235	1,349,367
Papa John’s International, Inc.	132,386	11,697,627
Popeyes Louisiana Kitchen, Inc. (a)	105,760	6,332,909
Red Robin Gourmet Burgers, Inc. (a)	66,064	3,398,993
Ruby Tuesday, Inc. (a)	298,965	902,874
Ruth’s Hospitality Group, Inc.	151,118	2,569,006

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Hotels, Restaurants & Leisure (continued)
Scientific Games Corp., Class A (a)	252,370	$3,722,458
Sonic Corp.	236,363	6,169,074
Total		105,018,545
Household Durables 1.6%
Cavco Industries, Inc. (a)	41,930	3,964,481
Ethan Allen Interiors, Inc.	126,902	4,378,119
Installed Building Products, Inc. (a)	98,610	4,092,315
iRobot Corp. (a)	135,125	7,702,125
La-Z-Boy, Inc.	244,437	6,538,690
LGI Homes, Inc. (a)	83,610	2,729,867
M/I Homes, Inc. (a)	122,643	2,864,940
MDC Holdings, Inc.	195,010	5,241,869
Meritage Homes Corp. (a)	187,011	6,741,747
TopBuild Corp. (a)	191,120	6,935,745
Universal Electronics, Inc. (a)	71,949	4,845,765
WCI Communities, Inc. (a)	108,680	2,526,810
Total		58,562,473
Internet & Direct Marketing Retail 0.3%
Blue Nile, Inc.	57,752	2,328,561
FTD Companies, Inc. (a)	85,730	1,959,788
Nutrisystem, Inc.	146,802	5,394,973
PetMed Express, Inc.	102,048	2,227,708
Total		11,911,030
Leisure Products 0.4%
Arctic Cat, Inc.	64,869	988,603
Callaway Golf Co.	467,465	5,679,700
Nautilus, Inc. (a)	154,640	2,659,808
Sturm Ruger & Co., Inc.	94,320	4,848,048
Total		14,176,159
Media 0.6%
EW Scripps Co. (The), Class A (a)	284,774	4,875,331
Gannett Co., Inc.	579,370	5,527,190
Scholastic Corp.	133,130	5,869,701
World Wrestling Entertainment, Inc., Class A	183,450	3,445,191
Total		19,717,413
Multiline Retail 0.3%
Fred’s, Inc., Class A	174,259	1,740,847
Ollie’s Bargain Outlet Holdings, Inc. (a)	235,650	7,081,283
Tuesday Morning Corp. (a)	221,482	1,029,891
Total		9,852,021
Specialty Retail 4.1%
Abercrombie & Fitch Co., Class A	336,370	4,833,637

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Asbury Automotive Group, Inc. (a)	98,070	$5,761,612
Ascena Retail Group, Inc. (a)	827,690	4,999,248
Barnes & Noble Education, Inc. (a)	191,083	2,172,614
Barnes & Noble, Inc.	277,810	3,500,406
Big 5 Sporting Goods Corp.	88,685	1,716,055
Buckle, Inc. (The)	138,701	3,509,135
Caleres, Inc.	215,744	7,063,459
Cato Corp. (The), Class A	129,435	3,831,276
Children’s Place, Inc. (The)	91,241	9,475,378
Express, Inc. (a)	389,790	5,207,594
Finish Line, Inc., Class A (The)	206,047	4,623,695
Five Below, Inc. (a)	272,780	10,736,621
Francesca’s Holdings Corp. (a)	188,515	3,012,470
Genesco, Inc. (a)	103,102	6,516,046
Group 1 Automotive, Inc.	98,725	7,166,448
Guess?, Inc.	306,210	4,691,137
Haverty Furniture Companies, Inc.	94,836	2,048,458
Hibbett Sports, Inc. (a)	111,253	4,477,933
Kirkland’s, Inc. (a)	72,684	1,067,728
Lithia Motors, Inc., Class A	116,332	10,690,911
Lumber Liquidators Holdings, Inc. (a)	134,938	2,381,656
MarineMax, Inc. (a)	120,739	2,269,893
Monro Muffler Brake, Inc.	160,521	9,599,156
Rent-A-Center, Inc.	264,060	3,049,893
Select Comfort Corp. (a)	228,331	5,164,847
Shoe Carnival, Inc.	70,300	1,835,533
Sonic Automotive, Inc., Class A	132,911	2,811,068
Stage Stores, Inc.	125,152	544,411
Stein Mart, Inc.	153,891	766,377
Tailored Brands, Inc.	241,840	4,536,918
Tile Shop Holdings, Inc. (a)	163,910	3,286,395
Vitamin Shoppe, Inc. (a)	119,323	2,965,177
Zumiez, Inc. (a)	87,538	2,170,942
Total		148,484,127
Textiles, Apparel & Luxury Goods 1.3%
Crocs, Inc. (a)	365,328	2,557,296
G-III Apparel Group Ltd. (a)	204,730	5,560,467
Iconix Brand Group, Inc. (a)	279,031	2,502,908
Movado Group, Inc.	76,203	2,152,735
Oxford Industries, Inc.	74,196	5,391,081
Perry Ellis International, Inc. (a)	60,092	1,533,548
Steven Madden Ltd. (a)	274,132	10,156,591
Unifi, Inc. (a)	75,070	2,336,178
Vera Bradley, Inc. (a)	97,210	1,401,768

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc.	494,382	$11,138,426
Total		44,730,998
TOTAL CONSUMER DISCRETIONARY		498,740,669
CONSUMER STAPLES 2.7%
Food & Staples Retailing 0.5%
Andersons, Inc. (The)	130,379	5,130,414
SpartanNash Co.	186,269	6,744,800
SUPERVALU, Inc. (a)	1,321,260	6,130,646
Total		18,005,860
Food Products 1.5%
B&G Foods, Inc.	330,136	14,129,821
Cal-Maine Foods, Inc.	147,846	6,017,332
Calavo Growers, Inc.	76,272	4,114,874
Darling Ingredients, Inc. (a)	818,253	11,054,598
J&J Snack Foods Corp.	74,207	9,010,956
Sanderson Farms, Inc.	98,777	7,966,365
Seneca Foods Corp., Class A (a)	31,043	1,167,217
Total		53,461,163
Household Products 0.4%
Central Garden & Pet Co. (a)	49,730	1,436,203
Central Garden & Pet Co., Class A (a)	166,582	4,559,349
WD-40 Co.	70,779	7,637,054
Total		13,632,606
Personal Products 0.1%
Inter Parfums, Inc.	84,929	2,925,804
Medifast, Inc.	55,369	2,163,821
Total		5,089,625
Tobacco 0.2%
Universal Corp.	113,180	6,230,559
TOTAL CONSUMER STAPLES		96,419,813
ENERGY 3.4%
Energy Equipment & Services 1.8%
Archrock, Inc.	346,160	4,655,852
Atwood Oceanics, Inc.	299,600	2,834,216
Bristow Group, Inc.	158,625	2,476,136
CARBO Ceramics, Inc. (a)	104,320	858,554
Era Group, Inc. (a)	96,529	1,130,355
Exterran Corp. (a)	155,480	3,125,148
Geospace Technologies Corp. (a)	66,260	1,402,724
Gulf Island Fabrication, Inc.	66,927	793,085

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc. (a)	557,360	$5,824,412
Hornbeck Offshore Services, Inc. (a)	160,779	821,581
Matrix Service Co. (a)	131,846	2,748,989
Newpark Resources, Inc. (a)	420,180	3,088,323
Pioneer Energy Services Corp. (a)	321,438	1,607,190
SEACOR Holdings, Inc. (a)	80,084	4,964,407
Tesco Corp.	230,695	1,787,886
Tetra Technologies, Inc. (a)	460,879	2,502,573
Tidewater, Inc.	233,990	535,837
Unit Corp. (a)	256,050	6,222,015
US Silica Holdings, Inc.	354,600	17,946,306
Total		65,325,589
Oil, Gas & Consumable Fuels 1.6%
Bill Barrett Corp. (a)	299,320	2,340,683
Carrizo Oil & Gas, Inc. (a)	302,715	12,816,953
Cloud Peak Energy, Inc. (a)	304,854	1,749,862
Contango Oil & Gas Co. (a)	110,228	1,090,155
Green Plains, Inc.	176,820	4,791,822
Northern Oil and Gas, Inc. (a)	221,580	498,555
PDC Energy, Inc. (a)	279,587	20,815,252
REX American Resources Corp. (a)	28,140	2,748,715
Synergy Resources Corp. (a)	996,810	9,459,727
Total		56,311,724
TOTAL ENERGY		121,637,313
FINANCIALS 17.7%
Banks 10.4%
Ameris Bancorp	173,370	7,775,644
Banc of California, Inc.	246,400	3,720,640
Banner Corp.	132,593	6,912,073
Boston Private Financial Holdings, Inc.	414,745	6,221,175
Brookline Bancorp, Inc.	350,574	5,223,553
Cardinal Financial Corp.	161,365	5,162,066
Central Pacific Financial Corp.	154,060	4,552,473
City Holding Co.	74,600	4,586,408
Columbia Banking System, Inc.	288,585	11,491,455
Community Bank System, Inc.	220,040	12,476,268
Customers Bancorp, Inc. (a)	137,350	4,189,175
CVB Financial Corp.	499,134	10,367,013
Fidelity Southern Corp.	104,840	2,337,932
First BanCorp (a)	669,279	3,962,132
First Commonwealth Financial Corp.	442,212	5,580,715
First Financial Bancorp	308,055	8,255,874
First Financial Bankshares, Inc.	328,412	14,138,137
First Midwest Bancorp, Inc.	404,252	9,815,239

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
First NBC Bank Holding Co. (a)	79,350	$559,418
Glacier Bancorp, Inc.	378,687	12,988,964
Great Western Bancorp, Inc.	291,790	11,671,600
Hanmi Financial Corp.	160,390	4,923,973
Home Bancshares, Inc.	614,170	15,888,578
Hope Bancorp, Inc.	631,232	12,561,517
Independent Bank Corp.	130,896	8,521,330
LegacyTexas Financial Group, Inc.	206,223	8,096,315
NBT Bancorp, Inc.	214,110	8,273,210
OFG Bancorp	218,310	2,947,185
Old National Bancorp	671,166	11,443,380
Opus Bank	90,310	2,284,843
Pinnacle Financial Partners, Inc.	215,623	13,907,683
S&T Bancorp, Inc.	173,587	6,143,244
ServisFirst Bancshares, Inc.	109,630	8,070,961
Simmons First National Corp., Class A	143,652	8,683,763
Southside Bancshares, Inc.	121,365	4,668,912
Sterling Bancorp	649,550	14,777,262
Texas Capital Bancshares, Inc. (a)	243,309	17,700,730
Tompkins Financial Corp.	60,573	5,227,450
UMB Financial Corp.	216,687	16,472,546
United Bankshares, Inc.	334,148	15,420,930
United Community Banks, Inc.	352,085	9,569,670
Westamerica Bancorporation	127,430	7,904,483
Wintrust Financial Corp.	256,881	16,913,045
Total		372,388,964
Capital Markets 1.5%
Calamos Asset Management, Inc., Class A	82,672	565,476
Evercore Partners, Inc., Class A	192,835	12,997,079
Financial Engines, Inc.	264,168	9,206,255
Greenhill & Co., Inc.	136,920	3,792,684
Interactive Brokers Group, Inc., Class A	334,420	12,279,902
INTL FCStone, Inc. (a)	74,150	3,048,307
Investment Technology Group, Inc.	155,413	2,896,898
Piper Jaffray Companies (a)	71,098	5,186,599
Virtus Investment Partners, Inc.	27,807	3,220,051
Total		53,193,251
Consumer Finance 0.9%
Encore Capital Group, Inc. (a)	116,715	3,203,827
Enova International, Inc. (a)	115,591	1,346,635
Ezcorp, Inc., Class A (a)	240,914	2,806,648
FirstCash, Inc.	240,645	11,045,606
Green Dot Corp., Class A (a)	213,055	5,136,756

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance (continued)
PRA Group, Inc. (a)	230,394	$8,282,664
World Acceptance Corp. (a)	29,720	1,672,344
Total		33,494,480
Diversified Financial Services 0.3%
Cardtronics PLC, Class A (a)	227,748	11,266,694
Insurance 3.0%
American Equity Investment Life Holding Co.	437,480	9,068,960
AMERISAFE, Inc.	95,460	6,066,483
eHealth, Inc. (a)	82,368	836,859
Employers Holdings, Inc.	161,266	5,700,753
HCI Group, Inc.	42,860	1,386,092
Horace Mann Educators Corp.	199,677	8,017,032
Infinity Property & Casualty Corp.	55,004	4,744,095
Maiden Holdings Ltd.	363,830	5,602,982
Navigators Group, Inc. (The)	54,996	5,796,578
ProAssurance Corp.	264,496	14,825,001
RLI Corp.	189,416	11,372,537
Safety Insurance Group, Inc.	70,837	4,983,383
Selective Insurance Group, Inc.	287,409	11,812,510
Stewart Information Services Corp.	116,190	5,512,054
United Fire Group, Inc.	107,315	4,872,101
United Insurance Holdings Corp.	88,230	1,198,163
Universal Insurance Holdings, Inc.	162,180	3,892,320
Total		105,687,903
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Capstead Mortgage Corp.	477,205	4,934,300
Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	453,430	7,413,581
Bank Mutual Corp.	208,516	1,866,218
BofI Holding, Inc. (a)	286,230	6,763,615
Dime Community Bancshares, Inc.	155,924	2,915,779
LendingTree, Inc. (a)	35,740	3,745,552
Northfield Bancorp, Inc.	223,510	4,141,640
Northwest Bancshares, Inc.	509,666	9,260,631
Oritani Financial Corp.	188,948	3,334,932
Provident Financial Services, Inc.	297,781	8,022,220
TrustCo Bank Corp.	475,265	3,873,410
Walker & Dunlop, Inc. (a)	137,860	4,051,705
Total		55,389,283
TOTAL FINANCIALS		636,354,875

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 11.3%
Biotechnology 1.3%
Acorda Therapeutics, Inc. (a)	229,375	$4,771,000
AMAG Pharmaceuticals, Inc. (a)	169,790	5,637,028
Eagle Pharmaceuticals, Inc. (a)	39,640	3,129,974
Emergent Biosolutions, Inc. (a)	170,969	4,575,131
Enanta Pharmaceuticals, Inc. (a)	69,080	2,171,875
Ligand Pharmaceuticals, Inc. (a)	94,340	9,849,096
MiMedx Group, Inc. (a)	503,300	4,771,284
Momenta Pharmaceuticals, Inc. (a)	310,941	4,399,815
Repligen Corp. (a)	167,970	5,408,634
Spectrum Pharmaceuticals, Inc. (a)	350,935	1,372,156
Total		46,085,993
Health Care Equipment & Supplies 4.0%
Abaxis, Inc.	112,019	5,779,060
Analogic Corp.	61,530	5,669,989
Angiodynamics, Inc. (a)	153,550	2,502,865
Anika Therapeutics, Inc. (a)	73,470	3,428,110
Cantel Medical Corp.	180,375	14,713,189
CONMED Corp.	123,078	5,363,739
CryoLife, Inc.	133,520	2,623,668
Cynosure Inc., Class A (a)	117,986	5,350,665
Haemonetics Corp. (a)	255,017	10,106,324
ICU Medical, Inc. (a)	72,179	10,844,895
Inogen, Inc. (a)	78,930	5,085,460
Integer Holdings Corp. (a)	136,282	3,849,967
Integra LifeSciences Holdings Corp. (a)	148,589	12,005,991
Invacare Corp.	157,792	1,814,608
Masimo Corp. (a)	218,360	13,509,933
Meridian Bioscience, Inc.	209,230	3,619,679
Merit Medical Systems, Inc. (a)	220,698	5,197,438
Natus Medical, Inc. (a)	163,810	6,527,828
Neogen Corp. (a)	186,799	11,820,641
SurModics, Inc. (a)	64,859	1,553,373
Vascular Solutions, Inc. (a)	86,960	4,791,496
Zeltiq Aesthetics, Inc. (a)	177,300	7,802,973
Total		143,961,891
Health Care Providers & Services 3.0%
Aceto Corp.	147,400	3,011,382
Adeptus Health, Inc., Class A (a)	74,780	626,656
Air Methods Corp. (a)	172,300	5,634,210
Almost Family, Inc. (a)	44,404	1,785,041
Amedisys, Inc. (a)	138,424	5,466,364
AMN Healthcare Services, Inc. (a)	238,870	7,954,371
BioTelemetry, Inc. (a)	139,320	2,709,774
Chemed Corp.	80,488	11,990,297

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
Community Health Systems, Inc. (a)	564,940	$3,073,274
Corvel Corp. (a)	49,688	1,599,954
Cross Country Healthcare, Inc. (a)	163,981	2,351,488
Diplomat Pharmacy, Inc. (a)	214,500	3,037,320
Ensign Group, Inc. (The)	235,908	5,100,331
HealthEquity, Inc. (a)	213,690	9,515,616
Healthways, Inc. (a)	165,321	3,835,447
Kindred Healthcare, Inc.	423,825	2,818,436
Landauer, Inc.	47,746	2,363,427
LHC Group, Inc. (a)	74,000	3,112,440
Magellan Health, Inc. (a)	115,576	8,413,933
PharMerica Corp. (a)	152,949	3,678,423
Providence Service Corp. (The) (a)	61,990	2,275,653
Quorum Health Corp. (a)	146,590	838,495
Select Medical Holdings Corp. (a)	529,420	6,432,453
Surgical Care Affiliates, Inc. (a)	137,910	5,799,115
U.S. Physical Therapy, Inc.	62,240	3,983,360
Total		107,407,260
Health Care Technology 1.0%
Computer Programs & Systems, Inc.	53,151	1,278,281
HealthStream, Inc. (a)	126,229	3,163,298
HMS Holdings Corp. (a)	419,800	7,690,736
Medidata Solutions, Inc. (a)	271,512	14,995,608
Omnicell, Inc. (a)	179,775	6,444,934
Quality Systems, Inc.	226,273	2,968,702
Total		36,541,559
Life Sciences Tools & Services 0.4%
Albany Molecular Research, Inc. (a)	110,820	1,867,317
Cambrex Corp. (a)	159,813	8,006,631
Luminex Corp. (a)	197,014	4,005,295
Total		13,879,243
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals, Inc. (a)	174,970	3,546,642
ANI Pharmaceuticals, Inc. (a)	39,500	2,327,735
Depomed, Inc. (a)	305,080	5,827,028
Impax Laboratories, Inc. (a)	367,180	5,305,751
Innoviva, Inc. (a)	391,980	4,053,073
Lannett Co., Inc. (a)	144,890	3,317,981
Medicines Co. (The) (a)	345,857	12,139,581
Nektar Therapeutics (a)	744,380	9,144,708
Phibro Animal Health Corp., Class A	92,070	2,527,322
Sciclone Pharmaceuticals, Inc. (a)	248,270	2,470,287

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Supernus Pharmaceuticals, Inc. (a)	246,130	$5,304,101
Total		55,964,209
TOTAL HEALTH CARE		403,840,155
INDUSTRIALS 18.3%
Aerospace & Defense 1.4%
AAR Corp.	160,433	5,918,373
Aerojet Rocketdyne Holdings, Inc. (a)	346,007	7,030,862
Aerovironment, Inc. (a)	102,319	2,895,628
Cubic Corp.	123,457	5,716,059
Engility Holdings, Inc. (a)	87,746	3,180,792
Mercury Systems, Inc. (a)	200,649	5,961,282
Moog, Inc., Class A (a)	161,764	11,295,980
National Presto Industries, Inc.	24,517	2,332,793
Taser International, Inc. (a)	259,470	7,065,368
Total		51,397,137
Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	123,445	6,098,183
Echo Global Logistics, Inc. (a)	136,950	3,437,445
Forward Air Corp.	150,419	7,277,271
HUB Group, Inc., Class A (a)	166,847	7,149,394
Total		23,962,293
Airlines 0.9%
Allegiant Travel Co.	64,732	10,577,209
Hawaiian Holdings, Inc. (a)	265,560	13,636,506
Skywest, Inc.	256,229	9,442,038
Total		33,655,753
Building Products 2.0%
AAON, Inc.	197,339	6,492,453
American Woodmark Corp. (a)	69,720	5,344,038
Apogee Enterprises, Inc.	143,160	6,828,732
Gibraltar Industries, Inc. (a)	155,637	7,003,665
Griffon Corp.	151,095	3,611,171
Insteel Industries, Inc.	86,790	3,434,280
Patrick Industries, Inc. (a)	72,380	5,164,313
PGT, Inc. (a)	243,330	2,700,963
Quanex Building Products Corp.	170,154	3,309,495
Simpson Manufacturing Co., Inc.	204,476	9,638,999
Trex Co., Inc. (a)	145,900	9,598,761
Universal Forest Products, Inc.	100,950	10,028,373
Total		73,155,243
Commercial Services & Supplies 3.7%
ABM Industries, Inc.	278,018	12,232,792

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Brady Corp., Class A	232,266	$8,535,776
Brink’s Co. (The)	221,640	8,954,256
Essendant, Inc.	185,424	3,591,663
G&K Services, Inc., Class A	97,849	9,385,676
Healthcare Services Group, Inc.	360,236	14,031,192
Interface, Inc.	322,179	5,605,915
LSC Communications, Inc.	130,186	2,687,039
Matthews International Corp., Class A	159,650	11,614,538
Mobile Mini, Inc.	220,929	6,782,520
Multi-Color Corp.	65,400	4,702,260
RR Donnelley & Sons Co.	347,173	6,037,338
Team, Inc. (a)	145,800	5,000,940
Tetra Tech, Inc.	285,504	12,233,846
U.S. Ecology, Inc.	108,250	5,028,213
Unifirst Corp.	76,592	10,826,279
Viad Corp.	100,842	4,426,964
Total		131,677,207
Construction & Engineering 0.4%
Aegion Corp. (a)	172,018	4,161,115
Comfort Systems U.S.A., Inc.	184,583	5,943,573
MYR Group, Inc. (a)	79,810	2,989,683
Orion Group Holdings, Inc. (a)	137,618	1,372,051
Total		14,466,422
Electrical Equipment 0.6%
AZZ, Inc.	128,915	8,392,367
Encore Wire Corp.	102,884	4,372,570
General Cable Corp.	245,040	4,594,500
Powell Industries, Inc.	42,475	1,828,124
Vicor Corp. (a)	79,389	1,159,079
Total		20,346,640
Industrial Conglomerates 0.1%
Raven Industries, Inc.	179,760	4,502,988
Machinery 5.0%
Actuant Corp., Class A	292,964	7,602,416
Alamo Group, Inc.	46,870	3,424,791
Albany International Corp., Class A	143,672	6,709,482
Astec Industries, Inc.	95,077	6,303,605
Barnes Group, Inc.	248,950	11,501,490
Briggs & Stratton Corp.	214,324	4,440,793
Chart Industries, Inc. (a)	152,090	5,406,800
CIRCOR International, Inc.	81,642	5,173,654
EnPro Industries, Inc.	106,933	6,501,526
ESCO Technologies, Inc.	127,852	7,146,927

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Federal Signal Corp.	297,956	$4,707,705
Franklin Electric Co., Inc.	190,696	7,446,679
Greenbrier Companies, Inc. (The)	140,210	5,440,148
Harsco Corp.	398,580	5,580,120
Hillenbrand, Inc.	313,755	10,981,425
John Bean Technologies Corp.	144,938	13,073,408
Lindsay Corp.	52,848	4,454,029
Lydall, Inc. (a)	85,218	5,087,515
Mueller Industries, Inc.	284,230	10,797,898
Proto Labs, Inc. (a)	120,840	6,295,764
SPX Corp. (a)	207,600	5,071,668
SPX FLOW, Inc. (a)	207,830	6,513,392
Standex International Corp.	63,528	5,596,817
Tennant Co.	87,430	6,565,993
Titan International, Inc.	217,640	2,515,918
Wabash National Corp. (a)	317,770	4,382,048
Watts Water Technologies, Inc., Class A	138,505	9,459,891
Total		178,181,902
Marine 0.2%
Matson, Inc.	213,570	8,032,368
Professional Services 1.8%
CDI Corp.	68,424	492,653
Exponent, Inc.	129,180	7,834,767
Heidrick & Struggles International, Inc.	92,382	1,958,498
Insperity, Inc.	94,662	6,853,529
Kelly Services, Inc., Class A	144,719	2,914,641
Korn/Ferry International	284,867	7,229,924
Navigant Consulting, Inc. (a)	235,642	5,820,357
On Assignment, Inc. (a)	244,002	10,074,843
Resources Connection, Inc.	146,807	2,363,593
TrueBlue, Inc. (a)	211,161	4,423,823
Wageworks, Inc. (a)	181,930	13,435,530
Total		63,402,158
Road & Rail 0.9%
ArcBest Corp.	119,055	3,625,225
Celadon Group, Inc.	137,280	1,105,104
Heartland Express, Inc.	215,306	4,631,232
Knight Transportation, Inc.	330,179	11,556,265
Marten Transport Ltd.	114,640	2,791,484
Roadrunner Transportation Systems, Inc. (a)	150,530	1,509,816

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail (continued)
Saia, Inc. (a)	125,310	$5,231,692
Total		30,450,818
Trading Companies & Distributors 0.6%
Applied Industrial Technologies, Inc.	194,171	11,621,134
DXP Enterprises, Inc. (a)	73,730	2,483,964
Kaman Corp.	134,681	6,561,658
Veritiv Corp. (a)	46,770	2,191,175
Total		22,857,931
TOTAL INDUSTRIALS		656,088,860
INFORMATION TECHNOLOGY 14.9%
Communications Equipment 1.3%
ADTRAN, Inc.	240,610	4,896,414
Bel Fuse, Inc., Class B	43,200	1,265,760
Black Box Corp.	75,303	1,155,901
CalAmp Corp. (a)	180,195	2,620,035
Comtech Telecommunications Corp.	115,917	1,333,046
Digi International, Inc. (a)	129,067	1,729,498
Harmonic, Inc. (a)	387,916	1,803,809
Ixia (a)	311,251	4,279,701
Lumentum Holdings, Inc. (a)	271,810	10,899,581
NETGEAR, Inc. (a)	162,865	8,745,851
Viavi Solutions, Inc. (a)	1,154,850	9,065,572
Total		47,795,168
Electronic Equipment, Instruments & Components 4.1%
Agilysys, Inc. (a)	74,124	756,806
Anixter International, Inc. (a)	141,311	11,043,455
Badger Meter, Inc.	144,656	5,243,780
Benchmark Electronics, Inc. (a)	243,451	6,901,836
Coherent, Inc. (a)	120,919	15,779,929
CTS Corp.	162,857	3,599,140
Daktronics, Inc.	198,483	2,042,390
DTS, Inc.	87,688	3,723,232
Electro Scientific Industries, Inc. (a)	156,463	813,608
ePlus, Inc. (a)	32,800	3,647,360
Fabrinet (a)	179,990	7,703,572
FARO Technologies, Inc. (a)	82,896	3,017,414
II-VI, Inc. (a)	270,913	8,181,573
Insight Enterprises, Inc. (a)	176,344	6,175,567
Itron, Inc. (a)	165,400	10,618,680
Methode Electronics, Inc.	183,711	6,788,121
MTS Systems Corp.	82,901	4,464,219
OSI Systems, Inc. (a)	89,527	6,777,194
Park Electrochemical Corp.	94,557	1,714,318

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Plexus Corp. (a)	166,214	$8,493,535
Rogers Corp. (a)	89,686	6,665,464
Sanmina Corp. (a)	367,420	12,069,747
Scansource, Inc. (a)	127,395	4,821,901
TTM Technologies, Inc. (a)	418,553	5,679,764
Total		146,722,605
Internet Software & Services 1.4%
Blucora, Inc. (a)	189,889	2,686,929
DHI Group, Inc. (a)	249,005	1,518,931
Liquidity Services, Inc. (a)	119,200	1,096,640
LivePerson, Inc. (a)	264,262	2,114,096
LogMeIn, Inc.	125,814	12,688,342
NIC, Inc.	308,315	7,738,707
QuinStreet, Inc. (a)	179,679	573,176
Shutterstock, Inc. (a)	95,740	4,505,524
SPS Commerce, Inc. (a)	84,400	5,846,388
Stamps.com, Inc. (a)	79,840	8,479,008
XO Group, Inc. (a)	123,577	2,283,703
Total		49,531,444
IT Services 1.5%
CACI International, Inc., Class A (a)	120,919	15,646,919
Ciber, Inc. (a)	367,419	304,921
CSG Systems International, Inc.	160,847	7,157,692
ExlService Holdings, Inc. (a)	166,540	7,920,642
Forrester Research, Inc.	49,380	2,019,642
Mantech International Corp., Class A	124,500	5,354,745
Perficient, Inc. (a)	179,493	3,230,874
Sykes Enterprises, Inc. (a)	196,863	5,547,599
TeleTech Holdings, Inc.	79,855	2,295,831
Virtusa Corp. (a)	136,608	3,035,430
Total		52,514,295
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc. (a)	197,243	10,889,786
Brooks Automation, Inc.	341,219	5,561,870
Cabot Microelectronics Corp.	119,997	7,149,421
Ceva, Inc. (a)	104,205	3,313,719
Cohu, Inc.	123,336	1,535,533
Diodes, Inc. (a)	191,707	4,668,065
DSP Group, Inc. (a)	108,843	1,273,463
Exar Corp. (a)	207,022	2,068,150
Kopin Corp. (a)	302,069	773,297
Kulicke & Soffa Industries, Inc. (a)	349,995	5,400,423
MKS Instruments, Inc.	266,326	15,327,061
Nanometrics, Inc. (a)	123,260	2,947,147

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	143,614	$9,665,222
Rambus, Inc. (a)	546,340	7,184,371
Rudolph Technologies, Inc. (a)	153,815	3,014,774
Semtech Corp. (a)	325,960	9,159,476
Tessera Technologies, Inc.	241,474	9,562,370
Ultratech, Inc. (a)	117,094	2,683,795
Veeco Instruments, Inc. (a)	202,025	5,383,966
Total		107,561,909
Software 3.1%
8x8, Inc. (a)	445,840	6,085,716
Blackbaud, Inc.	236,240	14,831,147
Bottomline Technologies de, Inc. (a)	184,992	4,635,900
Donnelley Financial Solution, Inc. (a)	130,186	2,482,647
Ebix, Inc.	111,418	6,640,513
Interactive Intelligence Group, Inc. (a)	88,445	5,346,500
MicroStrategy, Inc., Class A (a)	46,709	9,062,947
Monotype Imaging Holdings, Inc.	202,881	3,976,468
Progress Software Corp.	241,003	7,126,459
Qualys, Inc. (a)	142,450	4,729,340
Synchronoss Technologies, Inc. (a)	208,678	10,116,709
Take-Two Interactive Software, Inc. (a)	427,618	21,051,634
Tangoe, Inc. (a)	115,660	916,027
TiVo Corp. (a)	605,430	12,259,957
VASCO Data Security International, Inc. (a)	149,883	2,173,304
Total		111,435,268
Technology Hardware, Storage & Peripherals 0.5%
Cray, Inc. (a)	202,470	3,907,671
Electronics for Imaging, Inc. (a)	232,258	10,107,868
Super Micro Computer, Inc. (a)	188,672	5,160,179
Total		19,175,718
TOTAL INFORMATION TECHNOLOGY		534,736,407
MATERIALS 6.3%
Chemicals 3.5%
A. Schulman, Inc.	145,163	4,833,928
AdvanSix, Inc. (a)	151,310	2,829,497
American Vanguard Corp.	128,401	2,336,898
Balchem Corp.	157,222	12,555,749
Calgon Carbon Corp.	251,676	4,454,665
Chemours Co. LLC (The)	902,160	22,301,395
Flotek Industries, Inc. (a)	267,355	3,598,598
FutureFuel Corp.	113,020	1,551,765
H.B. Fuller Co.	249,993	11,747,171
Hawkins, Inc.	47,447	2,303,552

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Chemicals (continued)
Ingevity Corp. (a)	209,310	$10,961,565
Innophos Holdings, Inc.	96,590	5,266,087
Innospec, Inc.	119,180	7,830,126
Koppers Holdings, Inc. (a)	102,672	3,937,471
Kraton Performance Polymers, Inc. (a)	153,385	4,728,860
LSB Industries, Inc. (a)	99,995	769,961
Quaker Chemical Corp.	65,873	8,381,681
Rayonier Advanced Materials, Inc.	215,080	2,985,310
Stepan Co.	96,729	7,851,493
Tredegar Corp.	125,918	2,807,971
Total		124,033,743
Construction Materials 0.4%
Headwaters, Inc. (a)	368,423	8,731,625
US Concrete, Inc. (a)	70,420	4,003,377
Total		12,735,002
Containers & Packaging —%
Myers Industries, Inc.	108,499	1,535,261
Metals & Mining 1.3%
AK Steel Holding Corp. (a)	1,507,315	13,761,786
Century Aluminum Co. (a)	246,744	2,274,980
Haynes International, Inc.	62,094	2,705,436
Kaiser Aluminum Corp.	89,409	7,366,407
Materion Corp.	99,269	3,806,966
Olympic Steel, Inc.	45,224	1,105,727
Stillwater Mining Co. (a)	601,923	9,046,903
SunCoke Energy, Inc.	319,067	3,643,745
TimkenSteel Corp. (a)	193,460	3,056,668
Total		46,768,618
Paper & Forest Products 1.1%
Boise Cascade Co. (a)	192,650	4,392,420
Clearwater Paper Corp. (a)	84,481	5,254,718
Deltic Timber Corp.	52,550	3,663,261
KapStone Paper and Packaging Corp.	436,888	8,925,622
Neenah Paper, Inc.	83,425	7,082,782
PH Glatfelter Co.	216,499	4,972,982
Schweitzer-Mauduit International, Inc.	151,907	6,386,170
Total		40,677,955
TOTAL MATERIALS		225,750,579
REAL ESTATE 5.7%
Equity Real Estate Investment Trusts (REITs) 5.4%
Acadia Realty Trust	395,892	13,088,190

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Agree Realty Corp.	125,435	$5,630,777
American Assets Trust, Inc.	198,670	7,958,720
CareTrust REIT, Inc.	315,116	4,458,891
Cedar Realty Trust, Inc.	377,596	2,435,494
Chesapeake Lodging Trust	298,790	7,084,311
Coresite Realty Corp.	168,670	11,896,295
DiamondRock Hospitality Co.	998,708	10,576,318
EastGroup Properties, Inc.	163,502	11,168,822
Four Corners Property Trust, Inc.	297,714	5,710,155
Franklin Street Properties Corp.	528,525	6,638,274
Geo Group, Inc. (The)	372,817	12,399,893
Getty Realty Corp.	130,876	3,143,642
Government Properties Income Trust	353,665	6,645,365
Kite Realty Group Trust	414,540	9,969,687
Lexington Realty Trust	1,060,299	10,952,889
LTC Properties, Inc.	194,991	8,864,291
Parkway, Inc. (a)	212,120	4,157,552
Pennsylvania Real Estate Investment Trust	345,584	6,624,845
PS Business Parks, Inc.	96,950	10,832,224
Retail Opportunity Investments Corp.	541,230	11,170,987
Sabra Health Care REIT, Inc.	324,571	7,182,756
Saul Centers, Inc.	58,512	3,714,927
Summit Hotel Properties, Inc.	433,890	6,169,916
Universal Health Realty Income Trust	62,156	3,686,472
Urstadt Biddle Properties, Inc., Class A	143,356	3,247,013
Total		195,408,706
Real Estate Management & Development 0.3%
Forestar Group, Inc. (a)	132,056	1,769,550
HFF, Inc., Class A	174,177	5,051,133
RE/MAX Holdings, Inc., Class A	87,730	4,298,770
Total		11,119,453
TOTAL REAL ESTATE		206,528,159
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.9%
ATN International, Inc.	52,994	3,831,996
Cincinnati Bell, Inc. (a)	208,972	4,304,823
Cogent Communications Holdings, Inc.	203,920	7,636,804
Consolidated Communications Holdings, Inc.	251,830	7,197,301
General Communication, Inc., Class A (a)	136,772	2,305,976
Inteliquent, Inc.	170,190	3,853,102
Iridium Communications, Inc. (a)	399,340	3,514,192

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Lumos Networks Corp. (a)	116,654	$1,696,149
Total		34,340,343
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	102,139	1,858,930
TOTAL TELECOMMUNICATION SERVICES		36,199,273
UTILITIES 2.5%
Electric Utilities 0.7%
Allete, Inc.	245,491	15,176,254
El Paso Electric Co.	201,445	9,075,097
Total		24,251,351
Gas Utilities 1.0%
Northwest Natural Gas Co.	136,965	7,848,095
South Jersey Industries, Inc.	395,116	13,038,828
Spire, Inc.	226,897	14,643,932
Total		35,530,855
Multi-Utilities 0.4%
Avista Corp.	316,714	12,817,415
Water Utilities 0.4%
American States Water Co.	181,744	7,705,946
California Water Service Group	238,480	8,239,484
Total		15,945,430
TOTAL UTILITIES		88,545,051
Total Common Stocks (Cost: $2,429,110,869)		$3,504,841,154

Rights —%
INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc. (a)(b)(c)	112,391	$—
TOTAL INFORMATION TECHNOLOGY		—
Total Rights (Cost: $—)		$—

	Shares	Value

Exchange-Traded Funds 1.0%
iShares Core S&P Small-Cap ETF	265,010	$35,386,786
Total Exchange-Traded Funds (Cost: $28,888,746)		$35,386,786

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.480% (d)(e)	46,654,254	$46,658,919
Total Money Market Funds (Cost: $46,654,425)		$46,658,919
Total Investments
(Cost: $2,504,654,040) (f)		$3,586,886,859(g)
Other Assets & Liabilities, Net		(166,542)
Net Assets		$3,586,720,317

At November 30, 2016, cash totaling $2,802,500 was pledged as collateral.

Investments in Derivatives Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	283	USD	37,421,090	12/2016	3,045,330	—
Russell 2000 Mini	35	USD	4,628,050	12/2016	98,032	—
Total			42,049,140		3,143,362	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,806,265	441,964,150	(428,115,872)	(118)	46,654,425	169,049	46,658,919

(f)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $2,504,654,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,243,937,000
Unrealized Depreciation	(161,704,000)
Net Unrealized Appreciation	$1,082,233,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	498,740,669	—	—	498,740,669
Consumer Staples	96,419,813	—	—	96,419,813
Energy	121,637,313	—	—	121,637,313
Financials	636,354,875	—	—	636,354,875
Health Care	403,840,155	—	—	403,840,155
Industrials	656,088,860	—	—	656,088,860
Information Technology	534,736,407	—	—	534,736,407
Materials	225,750,579	—	—	225,750,579
Real Estate	206,528,159	—	—	206,528,159
Telecommunication Services	36,199,273	—	—	36,199,273
Utilities	88,545,051	—	—	88,545,051
Total Common Stocks	3,504,841,154	—	—	3,504,841,154
Rights
Information Technology	—	—	0(a)	0(a)
Exchange-Traded Funds	35,386,786	—	—	35,386,786
Investments measured at net asset value
Money Market Funds	—	—	—	46,658,919
Total Investments	3,540,227,940	—	0(a)	3,586,886,859
Derivatives
Assets
Futures Contracts	3,143,362	—	—	3,143,362
Total	3,543,371,302	—	0(a)	3,590,030,221

(a) Rounds to zero

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Small Cap Value Fund II

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 7.1%
Auto Components 2.3%
Cooper-Standard Holding, Inc. (a)	110,000	$10,485,200
Tenneco, Inc. (a)	222,000	13,086,900
Tower International, Inc.	580,000	15,196,000
Total		38,768,100
Diversified Consumer Services 0.8%
Nord Anglia Education, Inc. (a)	517,000	12,408,000
Household Durables 0.2%
William Lyon Homes, Inc., Class A (a)	177,011	3,504,818
Media 0.8%
AMC Entertainment Holdings, Inc., Class A	380,000	12,901,000
Specialty Retail 2.4%
Abercrombie & Fitch Co., Class A	525,000	7,544,250
Children’s Place, Inc. (The)	186,000	19,316,100
Finish Line, Inc., Class A (The)	550,000	12,342,000
Total		39,202,350
Textiles, Apparel & Luxury Goods 0.6%
Deckers Outdoor Corp. (a)	105,800	6,292,984
Sequential Brands Group, Inc. (a)	860,000	4,403,200
Total		10,696,184
TOTAL CONSUMER DISCRETIONARY		117,480,452
CONSUMER STAPLES 2.7%
Food & Staples Retailing 0.9%
Performance Food Group Co. (a)	315,000	6,646,500
United Natural Foods, Inc. (a)	167,000	7,840,650
Total		14,487,150
Food Products 1.4%
AdvancePierre Foods Holdings, Inc.	575,000	15,565,250
Darling Ingredients, Inc. (a)	592,500	8,004,675
Total		23,569,925
Personal Products 0.4%
Avon Products, Inc. (a)	1,430,000	7,679,100
TOTAL CONSUMER STAPLES		45,736,175

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.4%
Energy Equipment & Services 1.0%
Patterson-UTI Energy, Inc.	620,000	$16,535,400
Oil, Gas & Consumable Fuels 5.4%
Aegean Marine Petroleum Network, Inc.	669,600	7,533,000
Arch Coal, Inc. (a)	82,000	6,398,460
Carrizo Oil & Gas, Inc. (a)	317,000	13,421,780
PBF Energy, Inc., Class A	310,000	7,436,900
PDC Energy, Inc. (a)	210,000	15,634,500
RSP Permian, Inc. (a)	330,000	14,734,500
SM Energy Co.	405,000	16,143,300
Whiting Petroleum Corp. (a)	730,000	8,920,600
Total		90,223,040
TOTAL ENERGY		106,758,440
FINANCIALS 29.8%
Banks 19.4%
Ameris Bancorp	420,000	18,837,000
Bank of the Ozarks, Inc.	340,000	16,496,800
Cathay General Bancorp	350,000	12,285,000
Community Bank System, Inc.	420,000	23,814,000
Customers Bancorp, Inc. (a)	570,000	17,385,000
Hancock Holding Co.	415,000	17,243,250
Hope Bancorp, Inc.	965,000	19,203,500
Independent Bank Corp.	380,000	24,738,000
MB Financial, Inc.	374,200	16,191,634
Prosperity Bancshares, Inc.	250,000	16,532,500
Renasant Corp.	555,000	23,010,300
Sandy Spring Bancorp, Inc.	595,000	21,658,000
Sterling Bancorp	1,085,000	24,683,750
UMB Financial Corp.	204,100	15,515,682
Union Bankshares Corp.	625,000	21,125,000
Western Alliance Bancorp (a)	415,000	19,388,800
Wintrust Financial Corp.	210,000	13,826,400
Total		321,934,616
Capital Markets 1.6%
Janus Capital Group, Inc.	560,000	7,560,000
Stifel Financial Corp. (a)	195,000	9,720,750
Virtu Financial, Inc. Class A	630,000	8,725,500
Total		26,006,250
Consumer Finance 0.4%
SLM Corp. (a)	670,000	6,746,900

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 5.4%
American Equity Investment Life Holding Co.	750,000	$15,547,500
AMERISAFE, Inc.	310,000	19,700,500
Amtrust Financial Services, Inc.	455,000	11,584,300
Argo Group International Holdings Ltd.	350,000	22,207,500
CNO Financial Group, Inc.	515,000	9,218,500
MBIA, Inc. (a)	1,060,000	11,013,400
Total		89,271,700
Thrifts & Mortgage Finance 3.0%
BofI Holding, Inc. (a)	615,000	14,532,450
MGIC Investment Corp. (a)	2,275,000	20,634,250
WSFS Financial Corp.	360,000	15,354,000
Total		50,520,700
TOTAL FINANCIALS		494,480,166
HEALTH CARE 5.5%
Biotechnology 0.7%
ARIAD Pharmaceuticals, Inc. (a)	470,000	6,335,600
bluebird bio, Inc. (a)	86,000	5,190,100
Total		11,525,700
Health Care Equipment & Supplies 1.9%
Globus Medical, Inc., Class A (a)	360,000	7,790,400
Merit Medical Systems, Inc. (a)	475,000	11,186,250
Wright Medical Group NV (a)	560,000	12,902,400
Total		31,879,050
Health Care Providers & Services 1.4%
Amsurg Corp. (a)	155,000	10,558,600
LHC Group, Inc. (a)	290,000	12,197,400
Total		22,756,000
Life Sciences Tools & Services 1.2%
PAREXEL International Corp. (a)	160,000	9,440,000
Patheon NV (a)	365,000	9,986,400
Total		19,426,400
Pharmaceuticals 0.3%
Catalent, Inc. (a)	210,000	5,025,300
TOTAL HEALTH CARE		90,612,450
INDUSTRIALS 13.9%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	155,000	15,580,600

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.0%
XPO Logistics, Inc. (a)	383,000	$17,054,990
Airlines 0.9%
Skywest, Inc.	385,000	14,187,250
Commercial Services & Supplies 2.1%
ABM Industries, Inc.	425,000	18,700,000
Deluxe Corp.	240,000	16,248,000
Total		34,948,000
Construction & Engineering 3.6%
EMCOR Group, Inc.	340,000	23,585,800
Granite Construction, Inc.	308,000	18,168,920
MasTec, Inc. (a)	490,000	18,595,500
Total		60,350,220
Machinery 2.8%
Barnes Group, Inc.	355,000	16,401,000
Franklin Electric Co., Inc.	310,000	12,105,500
Oshkosh Corp.	263,000	18,410,000
Total		46,916,500
Road & Rail 1.1%
Swift Transportation Co. (a)	730,000	18,228,100
Trading Companies & Distributors 1.4%
Beacon Roofing Supply, Inc. (a)	320,000	14,844,800
Neff Corp. Class A (a)(b)	610,000	8,021,500
Total		22,866,300
TOTAL INDUSTRIALS		230,131,960
INFORMATION TECHNOLOGY 10.9%
Communications Equipment 1.9%
Finisar Corp. (a)	575,000	19,107,250
Oclaro, Inc. (a)	1,480,000	13,231,200
Total		32,338,450
Electronic Equipment, Instruments & Components 3.4%
Fabrinet (a)	315,000	13,482,000
II-VI, Inc. (a)	560,000	16,912,000
Rogers Corp. (a)	131,335	9,760,817
SYNNEX Corp.	140,000	16,367,400
Total		56,522,217

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 1.1%
Science Applications International Corp.	230,000	$18,991,100
Semiconductors & Semiconductor Equipment 3.5%
Cirrus Logic, Inc. (a)	263,000	14,465,000
Cypress Semiconductor Corp.	1,080,000	12,150,000
Formfactor, Inc. (a)	860,000	9,632,000
Integrated Device Technology, Inc. (a)	199,103	4,659,010
Kulicke & Soffa Industries, Inc. (a)	1,075,000	16,587,250
Total		57,493,260
Software 1.0%
Ebix, Inc.	105,000	6,258,000
Take-Two Interactive Software, Inc. (a)	200,000	9,846,000
Total		16,104,000
TOTAL INFORMATION TECHNOLOGY		181,449,027
MATERIALS 7.9%
Chemicals 2.0%
Cabot Corp.	300,000	15,279,000
Olin Corp.	350,000	9,100,000
Orion Engineered Carbons SA	505,000	9,645,500
Total		34,024,500
Construction Materials 0.8%
US Concrete, Inc. (a)	225,000	12,791,250
Metals & Mining 3.4%
AK Steel Holding Corp. (a)	1,700,000	15,521,000
Carpenter Technology Corp.	300,000	10,731,000
Hecla Mining Co.	1,162,000	7,064,960
Materion Corp.	262,000	10,047,700
United States Steel Corp.	385,000	12,450,900
Total		55,815,560
Paper & Forest Products 1.7%
KapStone Paper and Packaging Corp.	495,000	10,112,850
Neenah Paper, Inc.	220,000	18,678,000
Total		28,790,850
TOTAL MATERIALS		131,422,160

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE 7.9%
Equity Real Estate Investment Trusts (REITs) 7.9%
American Assets Trust, Inc.	460,000	$18,427,600
Brandywine Realty Trust	510,000	7,828,500
Chesapeake Lodging Trust	440,000	10,432,400
First Industrial Realty Trust, Inc.	715,000	18,911,750
Highwoods Properties, Inc.	310,000	14,898,600
Hudson Pacific Properties, Inc.	400,000	13,948,000
LaSalle Hotel Properties	322,500	9,052,575
Mack-Cali Realty Corp.	575,000	15,553,750
Physicians Realty Trust	388,300	7,035,996
PS Business Parks, Inc.	135,000	15,083,550
Total		131,172,721
TOTAL REAL ESTATE		131,172,721
UTILITIES 4.9%
Gas Utilities 3.5%
New Jersey Resources Corp.	500,000	17,225,000
ONE Gas, Inc.	150,000	9,001,500
South Jersey Industries, Inc.	535,000	17,655,000
Southwest Gas Corp.	185,000	13,714,050
Total		57,595,550
Multi-Utilities 1.4%
Avista Corp.	345,000	13,962,150
Black Hills Corp.	165,000	9,693,750
Total		23,655,900
TOTAL UTILITIES		81,251,450
Total Common Stocks (Cost: $1,113,955,229)		$1,610,495,001

	Shares	Value

Money Market Funds 2.6%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	43,412,490	$43,416,569
Total Money Market Funds (Cost: $43,412,490)		$43,416,569
Total Investments
(Cost: $1,157,367,719) (d)		$1,653,911,570(e)
Other Assets & Liabilities, Net		6,663,378
Net Assets		$1,660,574,948

Notes to Portfolio of Investments

(a)	Non-income producing investment.

(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	53,559,959	341,133,459	(351,280,583)	(345)	43,412,490	109,447	43,416,569
Neff Corp. Class A	10,710,705	—	(1,371,074)	(189,631)	9,150,000	—	8,021,500
Total	64,270,664	341,133,459	(352,651,657)	(189,976)	52,562,490	109,447	51,438,069

(c)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $1,157,368,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$522,950,000
Unrealized Depreciation	(26,406,000)
Net Unrealized Appreciation	$496,544,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	117,480,452	—	—	117,480,452
Consumer Staples	45,736,175	—	—	45,736,175
Energy	106,758,440	—	—	106,758,440
Financials	494,480,166	—	—	494,480,166
Health Care	90,612,450	—	—	90,612,450
Industrials	230,131,960	—	—	230,131,960
Information Technology	181,449,027	—	—	181,449,027
Materials	131,422,160	—	—	131,422,160
Real Estate	131,172,721	—	—	131,172,721
Utilities	81,251,450	—	—	81,251,450
Total Common Stocks	1,610,495,001	—	—	1,610,495,001
Investments measured at net asset value
Money Market Funds	—	—	—	43,416,569
Total Investments	1,610,495,001	—	—	1,653,911,570

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Overseas Value Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
AUSTRALIA 3.2%
Commonwealth Bank of Australia	115,692	$6,710,606
Macquarie Group Ltd.	123,432	7,631,376
National Australia Bank Ltd.	445,990	9,506,443
Total		23,848,425
BELGIUM 1.3%
KBC Group NV	157,384	9,437,736
CHINA 1.5%
58.Com, Inc., ADR (a)	114,824	3,682,406
Tencent Holdings Ltd.	301,400	7,505,129
Total		11,187,535
FINLAND 1.6%
UPM-Kymmene OYJ	520,543	11,916,663
FRANCE 12.7%
Aperam SA	225,941	10,117,333
AXA SA	804,805	18,961,575
BNP Paribas SA	353,222	20,507,563
Casino Guichard Perrachon SA	118,091	5,373,064
CNP Assurances	243,254	4,271,956
Sanofi	218,625	17,635,421
Total SA	207,014	9,863,295
VINCI SA	128,951	8,368,223
Total		95,098,430
GERMANY 5.7%
Allianz SE, Registered Shares	131,008	20,799,549
BASF SE	66,538	5,711,437
Continental AG	36,524	6,480,046
Duerr AG	123,173	9,833,945
Total		42,824,977
IRELAND 1.8%
Amarin Corp. PLC, ADR (a)	257,254	833,503
Bank of Ireland (a)	21,522,170	4,584,864
Smurfit Kappa Group PLC	359,439	8,190,453
Total		13,608,820
ISRAEL 2.2%
Bank Hapoalim BM	1,037,681	6,245,641
Bezeq Israeli Telecommunication Corp., Ltd. (The)	5,623,108	10,391,148
Total		16,636,789

Issuer	Shares	Value

Common Stocks (continued)
ITALY 1.6%
Ei Towers SpA (a)	173,756	$7,903,943
Esprinet SpA	561,337	3,837,317
Total		11,741,260
JAPAN 25.7%
CyberAgent, Inc.	283,396	6,929,460
CYBERDYNE, Inc. (a)	120,100	1,584,919
Daito Trust Construction Co., Ltd.	17,300	2,696,198
Dexerials Corp.	574,900	4,927,636
Fuji Heavy Industries Ltd.	323,200	13,479,884
Hitachi Capital Corp.	437,100	10,863,475
Hoya Corp.	165,400	6,586,422
Invincible Investment Corp.	9,732	4,861,743
ITOCHU Corp.	778,000	10,746,729
Keyence Corp.	6,100	4,219,023
Koito Manufacturing Co., Ltd.	144,900	7,670,147
Matsumotokiyoshi Holdings Co., Ltd.	141,200	6,809,130
Mitsubishi UFJ Financial Group, Inc.	2,229,831	13,407,814
Mitsui Chemicals, Inc.	1,891,000	8,906,678
Nakanishi, Inc.	84,200	3,108,115
Nippon Telegraph & Telephone Corp.	307,900	12,359,458
Nishi-Nippon Financial Holdings, Inc. (a)	411,600	3,867,576
ORIX Corp.	736,300	11,701,672
Shinmaywa Industries Ltd.	1,028,000	8,783,967
Sony Corp.	186,900	5,430,122
Starts Corp., Inc.	380,700	7,007,355
Sumitomo Mitsui Financial Group, Inc.	401,342	15,136,321
Takuma Co., Ltd.	726,945	6,156,825
Tanseisha Co., Ltd.	693,100	4,630,787
Toyota Motor Corp.	138,800	8,245,825
Tsukui Corp.	328,200	2,067,853
Total		192,185,134
NETHERLANDS 4.8%
ING Groep NV	1,326,587	18,066,879
Koninklijke Ahold Delhaize NV	383,274	7,559,621
Refresco Group NV	469,145	6,794,555
TKH Group NV	98,808	3,660,021
Total		36,081,076
NORWAY 3.0%
Atea ASA	541,390	4,960,055
BW LPG Ltd.	1,868,293	5,990,862
Kongsberg Automotive ASA (a)	10,099,384	6,820,942
Spectrum ASA (a)	358,205	1,093,923

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Tanker Investments Ltd. (a)	939,362	$3,718,301
Total		22,584,083
PAKISTAN 0.3%
DG Khan Cement Co., Ltd.	1,248,100	2,275,636
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)	3,582,817	113,917
SINGAPORE 2.6%
Broadcom Ltd.	31,883	5,435,733
DBS Group Holdings Ltd.	1,121,900	13,657,277
Total		19,093,010
SOUTH KOREA 2.0%
GS Home Shopping, Inc.	19,468	2,858,309
Hyundai Home Shopping Network Corp.	42,824	3,919,565
Youngone Corp.	335,688	7,898,149
Total		14,676,023
SPAIN 3.2%
ACS Actividades de Construccion y Servicios SA	374,487	11,027,865
Banco Santander SA	1,038,245	4,745,955
Endesa SA	408,748	8,449,789
Total		24,223,609
SWEDEN 1.9%
Granges AB	674,641	6,217,687
Hemfosa Fastigheter AB	873,826	8,029,747
Total		14,247,434
SWITZERLAND 2.2%
Autoneum Holding AG	17,139	4,264,942
UBS AG	389,863	6,200,536
Wizz Air Holdings PLC (a)	264,618	5,549,067
Total		16,014,545
THAILAND 0.6%
PTT PCL, Foreign Registered Shares	467,500	4,598,993
UNITED KINGDOM 16.9%
AstraZeneca PLC	84,524	4,388,361
BP PLC	806,826	4,638,149

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Close Brothers Group PLC	200,419	$3,417,916
Crest Nicholson Holdings PLC	1,212,165	6,635,389
HSBC Holdings PLC	1,933,003	15,362,773
Inchcape PLC	1,006,430	7,662,505
Intermediate Capital Group PLC	1,006,181	8,535,567
John Wood Group PLC	1,096,540	11,291,481
Legal & General Group PLC	4,131,160	12,188,280
Paysafe Group PLC (a)	2,015,771	9,788,394
Plus500 Ltd.	907,676	6,797,068
Royal Dutch Shell PLC, Class B	1,350,450	35,795,923
Total		126,501,806
UNITED STATES 2.5%
Aerie Pharmaceuticals, Inc. (a)	38,538	1,431,687
Alexion Pharmaceuticals, Inc. (a)	19,256	2,360,593
Alkermes PLC (a)	20,885	1,186,894
BioMarin Pharmaceutical, Inc. (a)	11,718	1,003,412
bluebird bio, Inc. (a)	30,699	1,852,685
Flex Pharma, Inc. (a)	258,468	1,589,578
Incyte Corp. (a)	8,189	837,653
Insmed, Inc. (a)	75,309	1,027,968
Puma Biotechnology, Inc. (a)	32,652	1,405,669
Quotient Ltd. (a)	626,321	2,699,443
TESARO, Inc. (a)	8,314	1,128,127
Ultragenyx Pharmaceutical, Inc. (a)	19,275	1,509,040
Vertex Pharmaceuticals, Inc. (a)	10,787	880,327
Total		18,913,076
Total Common Stocks (Cost: $791,208,099)		$727,808,977

	Shares	Value

Exchange-Traded Funds 2.2%
iShares MSCI EAFE ETF	286,356	$16,262,157
Total Exchange-Traded Funds (Cost: $17,096,861)		$16,262,157

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	1,725,898	1,726,201
Total Money Market Funds (Cost: $1,726,028)		$1,726,201
Total Investments
(Cost: $810,030,988) (d)		$745,797,335(e)
Other Assets & Liabilities, Net		2,432,025
Net Assets		$748,229,360

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	12/15/2016	4,878,000 CAD	3,652,106 USD	20,164	—
Morgan Stanley	12/15/2016	7,514,000 EUR	8,025,404 USD	55,344	—
Morgan Stanley	12/15/2016	11,036,000 ILS	2,891,957 USD	10,563	—
Morgan Stanley	12/15/2016	33,552,000 ILS	8,742,434 USD	—	(17,673)
Morgan Stanley	12/15/2016	369,954,000 JPY	3,510,097 USD	273,499	—
Morgan Stanley	12/15/2016	18,893,016,000 KRW	16,723,923 USD	613,773	—
Morgan Stanley	12/15/2016	135,826,000 NOK	16,594,726 USD	639,644	—
Morgan Stanley	12/15/2016	204,264,000 THB	5,825,628 USD	101,181	—
Morgan Stanley	12/15/2016	31,904,518 USD	41,844,000 AUD	—	(1,015,698)
Morgan Stanley	12/15/2016	3,678,387 USD	3,738,000 CHF	2,220	—
Morgan Stanley	12/15/2016	16,837,204 USD	16,591,000 CHF	—	(500,942)
Morgan Stanley	12/15/2016	5,124,081 USD	34,636,000 DKK	—	(186,458)
Morgan Stanley	12/15/2016	15,273,677 USD	12,430,000 GBP	286,061	—
Morgan Stanley	12/15/2016	5,139,348 USD	47,411,000 SEK	6,114	—
Morgan Stanley	12/15/2016	3,240,654 USD	29,807,000 SEK	—	(5,734)
Total				2,008,563	(1,726,505)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,231,249	257,857,140	(260,362,205)	(156)	1,726,028	10,043	1,726,201

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $810,031,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$31,259,000
Unrealized Depreciation	(95,493,000)
Net Unrealized Depreciation	$(64,234,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
THB	Thailand Baht
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	23,848,425	—	23,848,425
Belgium	—	9,437,736	—	9,437,736
China	3,682,406	7,505,129	—	11,187,535
Finland	—	11,916,663	—	11,916,663
France	—	95,098,430	—	95,098,430
Germany	—	42,824,977	—	42,824,977
Ireland	833,503	12,775,317	—	13,608,820
Israel	—	16,636,789	—	16,636,789
Italy	—	11,741,260	—	11,741,260
Japan	—	192,185,134	—	192,185,134
Netherlands	—	36,081,076	—	36,081,076
Norway	—	22,584,083	—	22,584,083
Pakistan	—	2,275,636	—	2,275,636
Portugal	—	—	113,917	113,917
Singapore	5,435,733	13,657,277	—	19,093,010
South Korea	—	14,676,023	—	14,676,023
Spain	—	24,223,609	—	24,223,609
Sweden	—	14,247,434	—	14,247,434
Switzerland	—	16,014,545	—	16,014,545
Thailand	—	4,598,993	—	4,598,993
United Kingdom	—	126,501,806	—	126,501,806
United States	18,913,076	—	—	18,913,076
Total Common Stocks	28,864,718	698,830,342	113,917	727,808,977
Exchange-Traded Funds	16,262,157	—	—	16,262,157
Investments measured at net asset value
Money Market Funds	—	—	—	1,726,201
Total Investments	45,126,875	698,830,342	113,917	745,797,335
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	2,008,563	—	2,008,563
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,726,505)	—	(1,726,505)
Total	45,126,875	699,112,400	113,917	746,079,393

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Select International Equity Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
AUSTRALIA 1.0%
CSL Ltd.	53,120	$3,840,784
BELGIUM 2.1%
Anheuser-Busch InBev SA/NV	77,995	8,104,278
CANADA 2.7%
Canadian National Railway Co.	29,400	1,965,617
Suncor Energy, Inc.	273,400	8,706,955
Total		10,672,572
CHINA —%
China Milk Products Group Ltd. (a)(b)	7,426,000	5
DENMARK 2.0%
Novo Nordisk A/S, Class B	238,642	8,090,308
FRANCE 8.4%
Airbus Group SE	201,095	12,845,374
L’Oreal SA	59,442	10,146,084
Schneider Electric SE	148,260	9,871,115
Total		32,862,573
GERMANY 5.9%
Bayer AG, Registered Shares	94,542	8,876,746
Brenntag AG	109,949	5,787,433
Continental AG	27,034	4,796,341
Deutsche Telekom AG, Registered Shares	244,612	3,853,780
Total		23,314,300
HONG KONG 4.3%
AIA Group Ltd.	1,862,200	11,339,100
HKT Trust & HKT Ltd.	3,033,000	3,949,054
Techtronic Industries Co., Ltd.	414,500	1,614,183
Total		16,902,337
INDONESIA 1.9%
PT Bank Rakyat Indonesia Persero Tbk	9,152,600	7,352,658
IRELAND 5.6%
Bank of Ireland (a)	45,744,787	9,745,002
CRH PLC	363,552	12,135,354
Total		21,880,356

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 26.9%
Alps Electric Co., Ltd.	170,900	$4,411,227
Capcom Co., Ltd.	476,200	10,472,576
Dentsu, Inc.	127,300	5,910,774
Hitachi High-Technologies Corp.	196,100	7,851,345
KDDI Corp.	218,400	5,718,894
Koito Manufacturing Co., Ltd.	134,900	7,140,806
Mitsubishi UFJ Financial Group, Inc.	1,349,300	8,113,244
Nidec Corp.	59,000	5,360,536
Rakuten, Inc.	477,300	4,776,099
SCSK Corp.	109,300	3,825,546
Sekisui Chemical Co., Ltd.	495,900	7,598,186
Shimano, Inc.	38,300	6,389,283
Shimizu Corp.	480,000	4,461,696
SoftBank Group Corp.	67,400	4,030,911
Tadano Ltd.	778,300	8,441,892
Taiyo Nippon Sanso Corp.	417,900	4,640,262
Yaskawa Electric Corp.	409,200	6,383,643
Total		105,526,920
MALTA —%
BGP Holdings PLC (a)(b)	2,232,232	2
NETHERLANDS 7.7%
Akzo Nobel NV	112,162	6,985,087
ASML Holding NV	132,689	13,728,340
RELX NV	582,908	9,415,194
Total		30,128,621
SPAIN 2.1%
Industria de Diseno Textil SA	238,430	8,155,892
SWITZERLAND 6.7%
Roche Holding AG, Genusschein Shares	55,530	12,381,874
Sika AG	1,218	5,909,702
UBS AG	498,227	7,924,000
Total		26,215,576
UNITED KINGDOM 19.7%
3i Group PLC	1,024,972	8,836,043
AstraZeneca PLC	63,441	3,344,431
Berendsen PLC	625,696	6,932,319
BT Group PLC	1,998,662	8,930,089
Diageo PLC	161,771	4,058,276
Legal & General Group PLC	2,210,741	6,522,412
Reckitt Benckiser Group PLC	83,201	7,040,354
Royal Dutch Shell PLC, Class A	477,005	12,123,176

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Unilever PLC	251,973	$10,075,982
Wolseley PLC	165,114	9,596,132
Total		77,459,214
UNITED STATES 1.8%
BB&T Corp.	157,564	7,129,771
Total Common Stocks (Cost: $368,730,982)		$387,636,167

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.480% (c)(d)	967,010	$967,107
Total Money Market Funds (Cost: $967,010)		$967,107
Total Investments (Cost: $369,697,992) (e)		$388,603,274(f)
Other Assets & Liabilities, Net		3,912,223
Net Assets		$392,515,497

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $7, which represents less than 0.00% of net assets.

(c)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,355,893	218,031,018	(219,419,910)	9	967,010	17,898	967,107

(e)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $369,698,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$43,930,000
Unrealized Depreciation	(25,025,000)
Net Unrealized Appreciation	$18,905,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,840,784	—	3,840,784
Belgium	—	8,104,278	—	8,104,278
Canada	10,672,572	—	—	10,672,572
China	—	—	5	5
Denmark	—	8,090,308	—	8,090,308
France	—	32,862,573	—	32,862,573
Germany	—	23,314,300	—	23,314,300
Hong Kong	—	16,902,337	—	16,902,337
Indonesia	—	7,352,658	—	7,352,658
Ireland	—	21,880,356	—	21,880,356
Japan	—	105,526,920	—	105,526,920
Malta	—	—	2	2
Netherlands	—	30,128,621	—	30,128,621
Spain	—	8,155,892	—	8,155,892
Switzerland	—	26,215,576	—	26,215,576
United Kingdom	—	77,459,214	—	77,459,214
United States	7,129,771	—	—	7,129,771
Total Common Stocks	17,802,343	369,833,817	7	387,636,167
Investments measured at net asset value
Money Market Funds	—	—	—	967,107
Total Investments	17,802,343	369,833,817	7	388,603,274

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Select Global Growth Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.7%
ARGENTINA 2.6%
MercadoLibre, Inc.	8,970	$1,415,645
AUSTRALIA 3.2%
Domino’s Pizza Enterprises Ltd.	35,609	1,779,572
CHINA 13.8%
Alibaba Group Holding Ltd., ADR (a)	17,561	1,651,085
Ctrip.com International Ltd., ADR (a)	35,930	1,625,114
New Oriental Education & Technology Group, Inc., ADR (a)	27,700	1,389,709
Noah Holdings Ltd., ADR (a)	21,760	535,078
Sinopharm Group Co. Class H	148,400	691,863
Tencent Holdings Ltd.	69,000	1,718,162
Total		7,611,011
FRANCE 1.4%
Eurofins Scientific SE	1,790	783,420
GERMANY 3.8%
Deutsche Boerse AG (a)	8,300	670,753
Wirecard AG	32,440	1,447,290
Total		2,118,043
INDIA 2.1%
HDFC Bank Ltd., ADR	18,050	1,164,586
IRELAND 6.5%
Greencore Group PLC	285,770	1,040,486
Ryanair Holdings PLC, ADR (a)	14,660	1,170,454
Shire PLC, ADR	7,780	1,358,388
Total		3,569,328
JAPAN 3.0%
Ain Holdings, Inc.	23,200	1,633,701
NETHERLANDS 4.8%
Core Laboratories NV	11,090	1,239,418
Mobileye NV (a)	37,715	1,404,130
Total		2,643,548
SOUTH KOREA 0.9%
Samsung Biologics Co., Ltd. (a)	3,890	512,433

Issuer	Shares	Value

Common Stocks (continued)
SPAIN 2.5%
Industria de Diseno Textil SA	40,370	$1,380,922
THAILAND 3.2%
CP ALL PCL, Foreign Registered Shares	1,050,800	1,774,957
UNITED STATES 52.9%
Activision Blizzard, Inc.	22,810	835,074
Acuity Brands, Inc.	3,050	766,801
Adobe Systems, Inc. (a)	16,046	1,649,689
Alexion Pharmaceuticals, Inc. (a)	8,780	1,076,340
Amazon.com, Inc. (a)	1,300	975,741
Biogen, Inc. (a)	2,610	767,523
Bristol-Myers Squibb Co.	19,300	1,089,292
Celgene Corp. (a)	12,300	1,457,673
Costco Wholesale Corp.	5,330	800,086
DexCom, Inc. (a)	13,330	870,316
Edwards Lifesciences Corp. (a)	7,520	623,032
Facebook, Inc., Class A (a)	12,826	1,518,855
Illumina, Inc. (a)	5,790	770,881
Intercept Pharmaceuticals, Inc. (a)	8,340	843,341
Intercontinental Exchange, Inc.	33,270	1,843,158
Monster Beverage Corp. (a)	27,510	1,231,072
Nike, Inc., Class B	22,782	1,140,695
NVIDIA Corp.	2,790	257,238
Palo Alto Networks, Inc. (a)	6,460	868,030
Priceline Group, Inc. (The) (a)	905	1,360,830
Salesforce.com, Inc. (a)	19,590	1,410,480
ServiceNow, Inc. (a)	17,180	1,428,517
Sherwin-Williams Co. (The)	1,310	351,958
Splunk, Inc. (a)	25,710	1,481,410
Starbucks Corp.	23,370	1,354,759
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,171	303,875
Vertex Pharmaceuticals, Inc. (a)	10,107	824,832
Visa, Inc., Class A	17,182	1,328,512
Total		29,230,010

Total Common Stocks (Cost: $54,108,127)		$55,617,176

Total Investments
(Cost: $54,108,127) (b)(c)		$55,617,176(d)
Other Assets & Liabilities, Net		(372,538)
Net Assets		$55,244,638

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/15/2016	707,000 AUD	540,616 USD	18,716	—
Citi	12/15/2016	138,000 EUR	146,643 USD	267	—
Citi	12/15/2016	4,682,000 ILS	1,220,511 USD	—	(1,914)
Citi	12/15/2016	41,136,000 INR	611,369 USD	11,762	—
Citi	12/15/2016	64,133,000 THB	1,831,848 USD	34,537	—
Citi	12/15/2016	554,482 USD	1,779,000 BRL	—	(30,557)
Citi	12/15/2016	1,819,842 USD	2,400,000 CAD	—	(32,909)
Citi	12/15/2016	1,607,996 USD	1,586,000 CHF	—	(46,347)
Citi	12/15/2016	372,953 USD	2,486,000 DKK	—	(18,555)
Citi	12/15/2016	864,150 USD	706,000 GBP	19,613	—
Citi	12/15/2016	184,091 USD	2,405,366,000 IDR	—	(6,976)
Citi	12/15/2016	1,574,327 USD	163,009,000 JPY	—	(148,218)
Citi	12/15/2016	346,360 USD	396,651,000 KRW	—	(8,134)
Citi	12/15/2016	244,550 USD	4,577,000 MXN	—	(22,468)
Citi	12/15/2016	184,076 USD	769,000 MYR	—	(12,309)
Citi	12/15/2016	245,044 USD	15,512,000 RUB	—	(3,980)
Citi	12/15/2016	611,570 USD	5,397,000 SEK	—	(25,840)
Citi	12/15/2016	244,291 USD	339,000 SGD	—	(7,775)
Citi	12/15/2016	859,078 USD	26,993,000 TWD	—	(13,013)
Citi	12/15/2016	427,012 USD	6,018,000 ZAR	—	(714)
Total				84,895	(379,709)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940 (the 1940 Act), an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Although the Fund is not subject to the requirements of the 1940 Act, the Fund generally complies with the same definition as set forth in the rule. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	91,186	13,862,297	(13,953,494)	11	—	2,162	—

(c)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $54,108,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,139,000
Unrealized Depreciation	(3,630,000)
Net Unrealized Appreciation	$1,509,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	1,415,645	—	—	1,415,645
Australia	—	1,779,572	—	1,779,572
China	5,200,986	2,410,025	—	7,611,011
France	—	783,420	—	783,420
Germany	—	2,118,043	—	2,118,043
India	1,164,586	—	—	1,164,586
Ireland	2,528,842	1,040,486	—	3,569,328
Japan	—	1,633,701	—	1,633,701
Netherlands	2,643,548	—	—	2,643,548
South Korea	—	512,433	—	512,433
Spain	—	1,380,922	—	1,380,922
Thailand	—	1,774,957	—	1,774,957
United States	29,230,010	—	—	29,230,010
Total Common Stocks	42,183,617	13,433,559	—	55,617,176
Total Investments	42,183,617	13,433,559	—	55,617,176
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	84,895	—	84,895
Liabilities
Forward Foreign Currency Exchange Contracts	—	(379,709)	—	(379,709)
Total	42,183,617	13,138,745	—	55,322,362

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 20, 2017